UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                         811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4 / 30 / 2010

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
36	Statement of Financial Futures
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
54	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus International
Stock Index Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus International Stock Index Fund produced a total return of 2.36%.1 This compares with a 2.48% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

International stock markets encountered heightened volatility during the reporting period, as the worldwide economy gradually recovered but Europe suffered through a sovereign debt crisis.As a result, international stocks produced disparate results from one region of the world to another.The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s return.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified,international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Index.

Economic Recovery, Debt Crisis Sparked Volatility

Although unemployment has remained stubbornly high and credit availability has been relatively tight in many regions of the world, improved manufacturing activity and robust demand for energy and industrial commodities, particularly from the emerging markets, gener-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ally helped boost confidence among businesses,consumers and investors. However, market conditions differed significantly from one region to another.While the emerging markets of Asia and Latin America seemed to thrive, Europe was mired in a sovereign debt crisis.The United States showed encouraging signs of economic growth, but Japan continued to struggle with persistent economic weakness and deflationary forces.

The global stock market rally began to lose momentum during the final months of 2009, and investors appeared to shift their focus from bargain-hunting among beaten-down stocks to fundamental research into higher-quality companies with predictable earnings. However, stocks pulled back sharply in January 2010 when Greece’s debt crisis dominated the headlines, and investors again sought attractive values among stocks that may have been punished too severely. Still, rising corporate earnings helped most non-European markets bounce back by the reporting period’s end, largely erasing previous losses.

International Banks Produced Mixed Results

The Index’s results were bolstered by its holdings in Japan, where large exporters such as Nintendo, Canon, Hitachi and Sony benefited from economic recoveries in overseas markets. An increase in commodity prices helped fuel gains for metals-and-mining giants Rio Tinto and BHP Billiton, both of which are dual-listed in the United Kingdom and Australia, as well as for U.K.-based mining company Anglo American. In Sweden, the Index’s returns were enhanced by apparel retailer Hennes & Mauritz, wireless telecommunications company Sandvik and automakerVolvo, which was recently sold by Ford Motor Company to Chinese carmaker Zhejiang Geely Holding Group.

Results among the Index’s bank holdings proved to be more varied. Several Australian banks produced solid results during the reporting period, most notably Commonwealth Bank of Australia, Westpac Banking, and Australia and New Zealand Banking Group. On the other hand, banks in Spain, Italy, France and Greece undermineded the Index’s performance as the European debt crisis intensified. In Spain, laggards included Banco Santander, Banco BilbaoVizcaya Argentaria and Banco Popular Español. UniCredit and Societe Generale disappointed in Italy and France, respectively. On an absolute basis, banks in Greece produced the most significant declines for the Index, as National Bank of Greece, Alpha Bank, Piraeus Bank and EFG Eurobank Ergasias posted stock price declines of 50% or more.While these developments certainly were significant, Greece comprises a relatively small portion of the Index, helping to cushion its impact on overall performance.

From a market sector standpoint, stocks in the distribution services, producer manufacturing, non-energy minerals, electronic technology and process industries industry groups contributed positively to the Index’s performance, while the communications, finance, utilities and energy minerals sectors generally lost value.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 3.01
Ending value (after expenses)	$1,023.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)
Australia—8.6%
AGL Energy	24,804	345,199
Alumina	132,098	188,083
Amcor	71,084	430,728
AMP	118,310	684,333
Aristocrat Leisure	22,601	89,492
Arrow Energy	34,661 [a]	164,316
Asciano Group	163,493 [a]	254,854
ASX	9,522	289,932
Australia & New Zealand Banking Group	143,187	3,177,627
AXA Asia Pacific Holdings	59,313	341,564
Bendigo and Adelaide Bank	20,652	188,482
BHP Billiton	191,566	7,040,340
Billabong International	12,364	130,671
BlueScope Steel	102,901	248,436
Boral	31,989	174,013
Brambles	81,800	547,955
Caltex Australia	8,498	90,845
CFS Retail Property Trust	94,834	168,129
Coca-Cola Amatil	30,901	320,172
Cochlear	3,264	223,745
Commonwealth Bank of Australia	87,635	4,718,082
Computershare	24,153	263,620
Crown	28,313	215,409
CSL	32,682	986,565
CSR	87,375	141,904
Dexus Property Group	280,769	210,561
Energy Resources of Australia	2,999	43,576
Fairfax Media	122,604	194,398
Fortescue Metals Group	72,459 [a]	306,851
Foster’s Group	107,931	544,983
Goodman Fielder	84,351	114,103
Goodman Group	359,557	237,655
GPT Group	531,642	288,213
Harvey Norman Holdings	31,092	97,576
Incitec Pivot	94,877	281,107
Insurance Australia Group	119,347	422,104

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Intoll Group	128,485	134,326
James Hardie Industries	26,587 [a]	187,240
Leighton Holdings	8,503	289,307
Lend Lease	31,216	247,558
Macquarie Group	18,738	859,964
Map Group	41,877	120,666
Metcash	45,918	172,718
Mirvac Group	185,167	238,837
National Australia Bank	119,812	3,080,559
Newcrest Mining	27,238	823,782
Nufarm	8,335	58,867
OneSteel	73,726	237,960
Orica	20,654	502,160
Origin Energy	50,645	764,264
OZ Minerals	164,157 [a]	172,784
Paladin Energy	33,468 [a]	121,983
Qantas Airways	65,555 [a]	171,303
QBE Insurance Group	57,564	1,126,786
Rio Tinto	24,968	1,634,067
Santos	48,111	617,272
Sims Metal Management	9,692	183,696
Sonic Healthcare	20,859	267,393
SP Ausnet	62,635	51,428
Stockland	136,629	501,839
Suncorp-Metway	73,515	610,765
TABCORP Holdings	33,673	213,972
Tatts Group	70,864	163,248
Telstra	251,274	739,955
Toll Holdings	39,193	257,666
Transurban Group	63,094 [a]	299,753
Wesfarmers	57,622	1,552,146
Wesfarmers-PPS	8,823	238,789
Westfield Group	119,177	1,418,461
Westpac Banking	168,103	4,202,869
Woodside Petroleum	31,221	1,302,201
Woolworths	71,016	1,781,040

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
WorleyParsons	8,855	216,266
		49,729,513
Austria—.3%
Erste Group Bank	10,873	484,951
IMMOFINANZ	56,542 [a]	241,657
OMV	8,174	293,789
Raiffeisen International Bank Holding	3,091	150,645
Telekom Austria	17,644	233,897
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	4,433	165,411
Vienna Insurance Group	2,207	108,070
Voestalpine	6,921	260,928
		1,939,348
Belgium—.9%
Ageas	129,950 [a]	399,098
Anheuser-Busch InBev	41,313	2,007,455
Anheuser-Busch InBev (STRIP)	12,680 [a]	84
Belgacom	8,421	294,929
Cia Nationale e Portefeuille	1,980	102,556
Colruyt	821	201,869
Delhaize Group	5,854	484,625
Dexia	30,228 [a]	163,689
Groupe Bruxelles Lambert	4,421	374,194
Groupe Bruxelles Lambert (STRIP)	236 [a]	3
KBC Groep	9,065 [a]	409,872
Mobistar	1,807	110,456
Solvay	3,347	317,985
UCB	5,954	228,874
Umicore	6,361	231,019
		5,326,708
China—.1%
Foxconn International Holdings	132,000 [a]	117,717
Sands China	109,813	177,929
Yangzijiang Shipbuilding Holdings	81,000	78,151
		373,797

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Denmark—1.0%
AP Moller—Maersk, Cl. A	30	241,651
AP Moller—Maersk, Cl. B	75	621,352
Carlsberg, Cl. B	6,007	488,199
Coloplast, Cl. B	1,443	161,131
Danske Bank	26,230 [a]	680,739
DSV	12,099	215,140
H Lundbeck	2,653	43,383
Novo Nordisk, Cl. B	24,947	2,034,913
Novozymes, Cl. B	2,706	323,193
Topdanmark	849 [a]	104,353
TrygVesta	1,536	94,250
Vestas Wind Systems	11,757 [a]	716,298
William Demant Holding	1,278 [a]	87,550
		5,812,152
Finland—1.1%
Elisa	7,550 [a]	144,964
Fortum	25,670	664,185
Kesko, Cl. B	3,623	140,299
Kone, Cl. B	8,719	384,663
Metso	7,011	270,226
Neste Oil	6,406	104,101
Nokia	214,202	2,603,352
Nokian Renkaat	6,411	150,385
Orion, Cl. B	4,426	83,730
Outokumpu	7,143	151,405
Pohjola Bank	7,347	80,737
Rautaruukki	4,060	85,310
Sampo, Cl. A	24,319	599,247
Sanoma	4,669	90,527
Stora Enso, Cl. R	33,336	279,161
UPM-Kymmene	28,870	416,252
Wartsila	4,824	247,333
		6,495,877
France—9.6%
Accor	8,496	484,855
Aeroports de Paris	1,537	126,056

Common Stocks (continued)	Shares	Value ($)
France (continued)
Air France	7,338 [a]	114,654
Air Liquide	14,380	1,661,789
Alcatel-Lucent	128,316 [a]	408,958
Alstom	11,398	672,797
Atos Origin	2,389 [a]	120,431
AXA	97,185	1,929,123
BioMerieux	882	95,479
BNP Paribas	54,134	3,715,649
Bouygues	12,444	619,077
Bureau Veritas	2,938	166,162
Cap Gemini	8,064	408,579
Carrefour	36,343	1,778,271
Casino Guichard Perrachon	3,007	265,400
Christian Dior	3,498	369,546
Cie Generale d’Optique Essilor International	11,337	691,852
Cie Generale de Geophysique-Veritas	8,008 [a]	237,238
CNP Assurances	2,037	170,329
Compagnie de Saint-Gobain	21,623	1,054,666
Compagnie Generale des
Etablissements Michelin, Cl. B	8,388	606,084
Credit Agricole	52,222	743,960
Danone	31,501	1,856,791
Dassault Systemes	3,726	242,774
EDF	13,667	734,280
Eiffage	2,009	103,744
Eramet	324	118,036
Eurazeo	1,602	111,271
Eutelsat Communications	5,942	211,547
Fonciere des Regions	1,404	145,010
France Telecom	106,087	2,322,308
GDF Suez	71,109	2,530,292
Gecina	1,151	117,971
Groupe Eurotunnel	26,075	238,419
Hermes International	3,074	406,860
ICADE	1,365	132,743
Iliad	988	98,557

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Imerys	1,905	116,921
Ipsen	1,640	78,044
JC Decaux	4,335 [a]	124,714
Klepierre	5,270	180,820
L’Oreal	13,728	1,418,553
Lafarge	11,251	817,269
Lagardere	6,936	279,737
Legrand	6,356	205,909
LVMH Moet Hennessy Louis Vuitton	14,047	1,603,668
Metropole Television	3,249	83,589
Natixis	52,231 [a]	267,971
Neopost	1,569	124,556
PagesJaunes Groupe	6,051	72,732
Pernod-Ricard	11,130	945,580
Peugeot	8,876 [a]	264,310
PPR	4,389	586,543
Publicis Groupe	6,530	288,489
Renault	10,738 [a]	504,155
Safran	10,751	274,742
Sanofi-Aventis	60,154	4,113,367
Schneider Electric	13,515	1,541,755
SCOR	9,808	230,780
Societe BIC	1,432	110,710
Societe Des Autoroutes Paris-Rhin-Rhone	1,152	80,029
Societe Generale	36,004	1,913,044
Societe Television Francaise 1	6,190	114,008
Sodexo	5,273	323,477
Suez Environnement	14,917	323,123
Technip	5,860	467,662
Thales	5,117	190,194
Total	120,583	6,525,173
Unibail-Rodamco	5,129	965,283
Vallourec	3,234	645,629
Veolia Environnement	22,258	698,455
Vinci	25,351	1,417,866
Vivendi	70,380	1,849,866
		55,560,281

Common Stocks (continued)	Shares	Value ($)
Germany—7.3%
Adidas	12,075	708,091
Allianz	25,951	2,975,182
BASF	52,502	3,065,656
Bayer	47,274	3,020,502
Bayerische Motoren Werke	18,644	912,300
Beiersdorf	5,026	282,651
Celesio	5,111	167,200
Commerzbank	39,753 [a]	311,504
Daimler	51,584 [a]	2,658,211
Deutsche Bank	33,749	2,329,175
Deutsche Boerse	10,984	854,534
Deutsche Lufthansa	13,572 [a]	226,197
Deutsche Post	47,639	770,385
Deutsche Postbank	4,595 [a]	157,735
Deutsche Telekom	162,285	2,107,353
E.ON	108,611	4,005,277
Fraport AG Frankfurt Airport
Services Worldwide	2,261	117,010
Fresenius	1,729	123,073
Fresenius Medical Care & Co.	11,099	600,705
GEA Group	9,030	200,628
Hannover Rueckversicherung	3,618 [a]	169,656
HeidelbergCement	8,035	498,772
Henkel & Co.	7,334	330,497
Hochtief	2,305	190,471
Infineon Technologies	61,221 [a]	433,620
K+S	9,970	571,501
Linde	8,719	1,041,180
MAN	6,121	578,798
Merck	3,653	299,743
Metro	6,418	385,164
Muenchener Rueckversicherungs	11,309	1,596,062
Puma	351	117,353
RWE	23,978	1,959,404
Salzgitter	2,195	178,233
SAP	49,105	2,362,461
Siemens	46,999	4,640,152

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Solarworld	4,122	59,611
Suedzucker	4,185	84,618
ThyssenKrupp	19,329	632,244
TUI	7,370 [a]	81,616
United Internet	7,726 [a]	116,413
Volkswagen	2,304	216,870
Wacker Chemie	906	132,694
		42,270,502
Greece—.4%
Alpha Bank	25,409 [a]	203,450
Bank of Cyprus Public	29,985	173,197
Coca-Cola Hellenic Bottling	10,464	283,164
EFG Eurobank Ergasias	16,597 [a]	133,899
Hellenic Petroleum	6,087	65,459
Hellenic Telecommunications Organization	13,152	146,988
Marfin Investment Group	31,997 [a]	61,446
National Bank of Greece	34,213 [a]	559,572
OPAP	12,668	257,082
Piraeus Bank	16,634 [a]	125,407
Public Power	6,826 [a]	110,669
Titan Cement	3,357	89,602
		2,209,935
Hong Kong—2.2%
ASM Pacific Technology	12,500	119,076
Bank of East Asia	86,750	308,861
BOC Hong Kong Holdings	214,500	517,831
Cathay Pacific Airways	63,000	130,802
Cheung Kong Holdings	78,000	967,122
Cheung Kong Infrastructure Holdings	27,000	100,676
Chinese Estates Holdings	44,000	74,230
CLP Holdings	115,288	806,742
Esprit Holdings	64,659	462,723
Hang Lung Group	46,000	224,474
Hang Lung Properties	121,000	432,583
Hang Seng Bank	44,200	603,044

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Henderson Land Development	58,762	369,743
Hong Kong & China Gas	217,483	527,626
Hong Kong Aircraft Engineerg	4,400	55,686
Hong Kong Exchanges & Clearing	58,800	962,611
HongKong Electric Holdings	80,500	474,516
Hopewell Holdings	33,000	96,613
Hutchison Whampoa	119,800	820,889
Hysan Development	39,000	114,487
Kerry Properties	40,500	186,570
Li & Fung	128,600	624,912
Lifestyle International Holdings	38,000	74,076
Link REIT	120,500	296,597
Mongolia Energy	190,000 [a]	86,970
MTR	83,500	292,255
New World Development	138,191	244,566
NWS Holdings	52,000	90,464
Orient Overseas International	14,800 [a]	111,872
PCCW	167,000	50,514
Shangri-La Asia	73,000	140,776
Sino Land	90,664	162,716
Sun Hung Kai Properties	79,699	1,112,772
Swire Pacific, Cl. A	43,000	479,879
Television Broadcasts	13,000	62,746
Wharf Holdings	77,192	416,528
Wheelock & Co.	49,000	151,312
Wing Hang Bank	10,500	105,934
Yue Yuen Industrial Holdings	39,800	138,181
		12,999,975
Ireland—.3%
Anglo Irish Bank	35,225 [a,b]	6,684
CRH	40,079	1,122,871
Elan	28,687 [a]	194,293
Kerry Group, Cl. A	8,041	257,225
Ryanair Holdings	4,000 [a]	19,792
		1,600,865

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—2.9%
A2A	55,689	94,315
Assicurazioni Generali	66,963	1,409,656
Atlantia	14,220	303,067
Autogrill	6,976 [a]	84,488
Banca Carige	32,548	82,743
Banca Monte dei Paschi di Siena	132,194	182,903
Banca Popolare di Milano Scarl	20,979	117,725
Banco Popolare	36,217	231,383
Enel	376,866	1,962,817
ENI	148,803	3,331,260
EXOR	4,104	74,982
Fiat	44,210	583,522
Finmeccanica	22,299	284,922
Fondiaria-Sai	3,923	54,576
Intesa Sanpaolo	441,548 [a]	1,451,175
Intesa Sanpaolo-RSP	47,999	126,954
Italcementi	4,571	52,156
Luxottica Group	6,995	190,588
Mediaset	41,472	328,917
Mediobanca	26,763 [a]	246,728
Mediolanum	14,252	72,288
Parmalat	95,993	252,019
Pirelli & C	168,095 [a]	97,034
Prysmian	5,280	94,732
Saipem	15,324	574,057
Snam Rete Gas	78,433	371,138
Telecom Italia	565,152	789,946
Telecom Italia-RSP	333,781	376,504
Terna Rete Elettrica Nazionale	72,873	295,079
UniCredit	936,826 [a]	2,453,815
Unione di Banche Italiane	32,249	398,332
Unipol Gruppo Finanziario	44,236 [a]	46,098
		17,015,919
Japan—22.3%
77 Bank	17,000	96,715
ABC-Mart	1,600	57,178

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Acom	2,736	43,107
Advantest	9,200	238,045
Aeon	35,500	408,109
Aeon Credit Service	3,960	43,071
Aeon Mall	3,900	82,495
Air Water	9,000	99,033
Aisin Seiki	10,900	328,012
Ajinomoto	36,800	345,275
Alfresa Holdings	1,900	95,408
All Nippon Airways	48,000	151,719
Amada	20,000	164,175
Aozora Bank	47,959	68,600
Asahi Breweries	21,500	386,712
Asahi Glass	56,800	671,184
Asahi Kasei	69,900	390,181
Asics	9,000	86,352
Astellas Pharma	25,479	893,466
Bank of Kyoto	17,000	149,471
Bank of Yokohama	69,000	360,300
Benesse Holdings	4,400	202,651
Bridgestone	34,000	566,914
Brother Industries	12,900	156,578
Canon	61,050	2,785,012
Canon Marketing Japan	4,500	70,328
Casio Computer	13,100	102,692
Central Japan Railway	85	691,954
Chiba Bank	43,000	273,475
Chiyoda	8,000	74,266
Chubu Electric Power	37,200	862,858
Chugai Pharmaceutical	12,828	232,498
Chugoku Bank	9,000	115,445
Chugoku Electric Power	15,700	299,564
Chuo Mitsui Trust Holdings	52,380	200,531
Citizen Holdings	17,800	123,085
COCA-COLA WEST	2,700	47,754
Cosmo Oil	36,000	97,245

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Credit Saison	8,800	128,865
Dai Nippon Printing	30,800	424,557
Dai-ichi Life Insurance	461 [a]	787,049
Daicel Chemical Industries	15,000	95,664
Daido Steel	14,200	60,697
Daihatsu Motor	12,000	115,815
Daiichi Sankyo	37,983	660,289
Daikin Industries	13,600	514,876
Dainippon Sumitomo Pharma	9,000	74,170
Daito Trust Construction	4,200	224,681
Daiwa House Industry	29,400	315,567
Daiwa Securities Group	94,000	486,404
Dena	18	144,927
Denki Kagaku Kogyo Kabushiki Kaisha	27,600	123,249
Denso	27,400	793,252
Dentsu	9,200	247,923
Dowa Holdings	16,350	90,872
East Japan Railway	19,500	1,301,406
Eisai	14,600	499,765
Electric Power Development	7,680	236,482
Elpida Memory	10,800 [a]	226,344
FamilyMart	3,000	103,228
Fanuc	10,800	1,276,505
Fast Retailing	2,700	408,350
Fuji Electric Holdings	38,000	114,567
Fuji Heavy Industries	37,000 [a]	207,388
Fuji Media Holdings	11	17,805
FUJIFILM Holdings	26,100	895,278
Fujitsu	103,800	734,116
Fukuoka Financial Group	46,000	197,693
Furukawa Electric	35,000	172,634
GS Yuasa	21,000	147,708
Gunma Bank	22,000	118,574
Hachijuni Bank	26,000	146,281
Hakuhodo DY Holdings	1,170	66,363
Hankyu Hashin Holdings	62,000	288,434

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Hino Motors	17,000	85,170
Hirose Electric	1,600	172,719
Hiroshima Bank	30,000	122,799
Hisamitsu Pharmaceutical	3,400	125,488
Hitachi	250,900 [a]	1,100,182
Hitachi Chemical	6,300	135,981
Hitachi Construction Machinery	6,600	140,186
Hitachi High-Technologies	3,900	85,613
Hitachi Metals	10,000	107,839
Hokkaido Electric Power	9,600	186,217
Hokuhoku Financial Group	76,000	150,752
Hokuriku Electric Power	10,000	206,258
Honda Motor	94,420	3,187,932
HOYA	23,900	656,875
Ibiden	7,100	253,374
Idemitsu Kosan	1,100	91,607
IHI	73,000	145,282
INPEX	45	317,853
Isetan Mitsukoshi Holdings	20,020	231,748
Isuzu Motors	69,000	217,639
Ito En	3,300	50,915
ITOCHU	84,500	734,347
Itochu Techno-Solutions	1,400	53,009
Iyo Bank	14,000	130,510
J Front Retailing	26,800	155,570
Jafco	1,600	49,162
Japan Petroleum Exploration	1,400	71,643
Japan Prime Realty Investment	36	85,472
Japan Real Estate Investment	29	241,935
Japan Retail Fund Investment	96	128,972
Japan Steel Works	20,000	220,777
Japan Tobacco	253	874,057
JFE Holdings	27,660	995,713
JGC	11,000	188,323
Joyo Bank	37,462	155,026
JS Group	14,324	281,844

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
JSR	10,600	215,348
JTEKT	10,800	124,468
Jupiter Telecommunications	142	143,210
JX Holdings	129,576 [a]	722,240
Kajima	50,800	128,614
Kamigumi	15,400	126,843
Kaneka	16,000	100,058
Kansai Electric Power	42,899	953,577
Kansai Paint	11,000	83,443
Kao	30,400	735,247
Kawasaki Heavy Industries	84,000	260,793
Kawasaki Kisen Kaisha	41,000	175,713
KDDI	164	794,479
Keihin Electric Express Railway	26,000	217,840
Keio	31,000	200,304
Keisei Electric Railway	17,000	100,650
Keyence	2,305	549,288
Kikkoman	8,000	88,206
Kinden	6,000	53,166
Kintetsu	89,354	281,843
Kirin Holdings	47,000	674,318
Kobe Steel	138,000	311,121
Koito Manufacturing	6,000	98,781
Komatsu	53,300	1,074,827
Konami	5,200	101,128
Konica Minolta Holdings	27,500	345,902
Kubota	63,000	553,619
Kuraray	20,500	268,634
Kurita Water Industries	6,700	192,962
Kyocera	9,200	904,166
Kyowa Hakko Kirin	14,705	153,455
Kyushu Electric Power	22,100	446,776
Lawson	3,800	168,046
Mabuchi Motor	1,500	82,496
Makita	6,500	201,366
Marubeni	96,000	568,313

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Marui Group	14,100	111,469
Maruichi Steel Tube	2,000	38,505
Matsui Securities	8,000	60,060
Mazda Motor	87,000	259,051
McDonald’s Holdings Japan	3,000	63,708
Medipal Holdings	7,700	95,711
MEIJI Holdings	3,521	127,114
Minebea	18,000	103,975
Mitsubishi	72,900	1,728,519
Mitsubishi Chemical Holdings	68,600	365,689
Mitsubishi Electric	109,000	972,321
Mitsubishi Estate	68,000	1,228,196
Mitsubishi Gas Chemical	20,000	120,700
Mitsubishi Heavy Industries	175,700	706,656
Mitsubishi Logistics	6,000	78,687
Mitsubishi Materials	61,000 [a]	181,161
Mitsubishi Motors	203,000 [a]	277,698
Mitsubishi Tanabe Pharma	13,000	172,288
Mitsubishi UFJ Financial Group	719,290	3,739,428
Mitsubishi UFJ Lease & Finance	3,550	137,469
Mitsui & Co.	99,600	1,501,684
Mitsui Chemicals	50,000	165,367
Mitsui Engineering & Shipbuilding	45,000	118,936
Mitsui Fudosan	47,000	874,189
Mitsui Mining & Smelting	34,000	93,478
Mitsui OSK Lines	67,000	504,429
Mitsui Sumitomo Insurance Group Holdings	31,657	908,684
Mitsumi Electric	4,800	104,844
Mizuho Financial Group	785,600	1,511,610
Mizuho Securities	34,000	94,779
Mizuho Trust & Banking	92,000	89,808
Murata Manufacturing	12,000	705,784
Namco Bandai Holdings	10,350	103,474
NEC	148,800	491,162
NGK Insulators	15,000	295,035
NGK Spark Plug	10,000	135,419

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
NHK Spring	11,000	105,672
Nidec	6,300	652,312
Nikon	17,600	395,238
Nintendo	5,650	1,897,395
Nippon Building Fund	29	243,240
Nippon Electric Glass	20,085	306,211
Nippon Express	49,000	230,205
Nippon Meat Packers	11,000	137,809
Nippon Paper Group	4,900	137,846
Nippon Sheet Glass	34,000	112,453
Nippon Steel	287,100	1,025,899
Nippon Telegraph & Telephone	29,800	1,208,648
Nippon Yusen	81,800	335,763
Nishi-Nippon City Bank	41,000	117,933
Nissan Chemical Industries	9,000	120,138
Nissan Motor	142,800 [a]	1,249,760
Nissha Printing	1,400	48,901
Nisshin Seifun Group	11,300	139,012
Nisshin Steel	42,000	88,365
Nisshinbo Holdings	7,000	74,549
Nissin Foods Holdings	3,900	130,728
Nitori	2,250	176,474
Nitto Denko	9,200	359,894
NKSJ Holdings	80,500 [a]	583,991
NOK	6,900	117,998
Nomura Holdings	211,900	1,460,558
Nomura Real Estate Holdings	5,400	95,564
Nomura Real Estate Office Fund	17	96,016
Nomura Research Institute	5,700	146,166
NSK	28,000	214,023
NTN	25,000	110,105
NTT Data	71	257,873
NTT DoCoMo	883	1,372,398
NTT Urban Development	55	53,346
Obayashi	35,000	156,151
Obic	350	70,186

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Odakyu Electric Railway	35,000	291,774
OJI Paper	49,000	230,923
Olympus	12,000	359,973
Omron	11,700	272,199
Ono Pharmaceutical	4,800	198,181
ORACLE JAPAN	2,300	113,876
Oriental Land	3,000	212,448
ORIX	5,800	530,774
Osaka Gas	110,000	382,209
OTSUKA	1,000	70,916
Panasonic	112,495	1,643,189
Panasonic Electric Works	22,000	271,309
Rakuten	412	318,419
Resona Holdings	28,400	347,038
Ricoh	39,000	666,087
Rinnai	2,400	117,605
Rohm	5,500	408,715
Sankyo	2,800	128,598
Santen Pharmaceutical	3,800	121,257
Sanyo Electric	108,000 [a]	173,270
Sapporo Hokuyo Holdings	15,000	68,966
Sapporo Holdings	13,000	64,012
SBI Holdings	887	191,345
Secom	11,700	505,711
Sega Sammy Holdings	11,984	156,673
Seiko Epson	8,500	150,952
Sekisui Chemical	26,000	177,454
Sekisui House	31,000	295,594
Senshu Ikeda Holdings	41,600 [a]	71,094
Seven & I Holdings	43,360	1,106,250
Seven Bank	26	50,820
Sharp	58,000	756,207
Shikoku Electric Power	10,100	270,136
Shimadzu	15,000	124,364
Shimamura	1,200	120,707
Shimano	3,500	159,195

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shimizu	35,000	139,735
Shin-Etsu Chemical	23,600	1,361,675
Shinko Electric Industries	4,200	74,322
Shinsei Bank	50,000	64,548
Shionogi & Co.	17,000	305,541
Shiseido	20,300	424,141
Shizuoka Bank	33,400	280,162
Showa Denko	84,000	192,020
Showa Shell Sekiyu	11,300	76,746
SMC	3,100	444,567
Softbank	42,600	952,687
Sojitz	66,600	120,554
Sony	57,480	1,963,385
Sony Financial Holdings	50	180,276
Square Enix Holdings	3,700	78,153
Stanley Electric	8,200	168,074
SUMCO	6,800 [a]	150,386
Sumitomo	63,500	767,853
Sumitomo Chemical	87,000	410,870
Sumitomo Electric Industries	43,700	539,136
Sumitomo Heavy Industries	34,000	225,247
Sumitomo Metal Industries	195,000	530,342
Sumitomo Metal Mining	29,000	429,407
Sumitomo Mitsui Financial Group	73,800	2,432,825
Sumitomo Realty & Development	21,000	432,008
Sumitomo Rubber Industries	9,400	84,111
Sumitomo Trust & Banking	80,000	484,957
Suruga Bank	12,000	117,741
Suzuken	3,720	142,042
Suzuki Motor	19,800	417,654
Sysmex	2,000	120,183
T & D Holdings	16,050	417,825
Taiheiyo Cement	50,000 [a]	70,891
Taisei	58,000	132,149
Taisho Pharmaceutical	6,000	109,215
Taiyo Nippon Sanso	15,000	134,780

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Takashimaya	18,000	171,709
Takeda Pharmaceutical	43,000	1,849,067
TDK	6,700	423,844
Teijin	56,000	177,303
Terumo	9,800	499,003
THK	6,700	145,270
Tobu Railway	45,000	236,977
Toho	5,800	100,123
Toho Gas	27,000	136,402
Tohoku Electric Power	23,900	486,803
Tokio Marine Holdings	41,600	1,237,971
Tokuyama	18,000	101,083
Tokyo Electric Power	69,772	1,749,138
Tokyo Electron	9,900	653,775
Tokyo Gas	134,000	568,052
Tokyo Steel Manufacturing	5,500	73,939
Tokyo Tatemono	25,000	115,374
Tokyu	62,820	262,729
Tokyu Land	28,000	119,967
TonenGeneral Sekiyu	17,000	144,932
Toppan Printing	31,000	282,913
Toray Industries	74,000	421,874
Toshiba	231,000 [a]	1,323,493
Tosoh	29,000	81,511
TOTO	14,000	93,428
Toyo Suisan Kaisha	13,800	270,737
Toyoda Gosei	3,600	98,788
Toyota Boshoku	4,200	74,290
Toyota Industries	10,500	305,949
Toyota Motor	167,314	6,456,527
Toyota Tsusho	11,600	173,636
Trend Micro	6,300	211,747
Tsumura & Co.	3,100	90,193
Ube Industries	55,600	139,736
UNICHARM	2,400	232,838
UNY	9,000	81,627

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Ushio	5,900	97,645
USS	1,330	90,750
West Japan Railway	96	349,206
Yahoo! Japan	828	316,166
Yakult Honsha	5,100	133,372
Yamada Denki	4,820	374,595
Yamaguchi Financial Group	11,000	110,034
Yamaha	9,200	113,289
Yamaha Motor	15,200 [a]	223,789
Yamato Holdings	22,700	326,155
Yamato Kogyo	2,800	88,868
Yamazaki Baking	6,000	76,291
Yaskawa Electric	15,000	132,768
Yokogawa Electric	11,500	98,047
		129,373,343
Luxembourg—.6%
ArcelorMittal	49,155	1,933,793
Millicom International Cellular, SDR	4,207	368,209
SES	16,018	367,499
Tenaris	27,350	554,022
		3,223,523
Netherlands—2.8%
Aegon	88,301 [a]	617,301
Akzo Nobel	13,351	783,710
ASML Holding	24,836	808,482
Corio	3,457	200,570
European Aeronautic Defence and Space	23,461	434,198
Fugro	3,791	247,022
Heineken	14,146	655,743
Heineken Holding	6,469	264,730
ING Groep	208,435 [a]	1,863,250
Koninklijke Ahold	67,072	919,643
Koninklijke Boskalis Westminster	3,558	161,333
Koninklijke DSM	8,571	381,575
Koninklijke KPN	95,847	1,431,102
Koninklijke Philips Electronics	55,689	1,879,278
Koninklijke Vopak	1,916	156,416

Common Stocks (continued)	Shares	Value ($)
Netherlands (continued)
QIAGEN	13,253 [a]	304,424
Randstad Holding	5,958 [a]	303,322
Reed Elsevier	40,595	481,269
SBM Offshore	9,902	195,964
STMicroelectronics	39,825	372,024
TNT	21,431	656,986
Unilever	93,159	2,843,160
Wolters Kluwer	15,164	310,557
		16,272,059
New Zealand—.1%
Auckland International Airport	37,613	54,893
Contact Energy	15,698 [a]	71,561
Fletcher Building	36,011	219,115
Sky City Entertainment Group	33,202	76,110
Telecom Corporation of New Zealand	109,502	173,064
		594,743
Norway—.8%
DNB NOR	50,399	592,449
Norsk Hydro	37,703 [a]	297,481
Orkla	45,019	380,830
Renewable Energy	18,350 [a]	62,895
Renewable Energy (Rights)	18,350 [a]	25,419
SeaDrill	16,135	407,495
Statoil	64,385	1,552,656
Telenor	47,859 [a]	683,057
Yara International	10,737	374,962
		4,377,244
Portugal—.3%
Banco Comercial Portugues, Cl. R	120,349	111,286
Banco Espirito Santo	27,218	129,669
Brisa Auto-Estradas de Portugal	9,633	67,985
Cimpor-Cimentos de Portugal	12,398	89,291
Energias de Portugal	99,918	354,696
Galp Energia, Cl. B	7,905	125,865
Jeronimo Martins	13,816	142,559
Portugal Telecom	33,584	340,064
		1,361,415

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Singapore—1.5%
Ascendas Real Estate Investment Trust	91,281	128,736
CapitaLand	143,500	387,238
CapitaMall Trust	120,000	168,728
Capitamalls Asia	74,000	116,741
City Developments	30,000	231,071
ComfortDelgro	93,700	106,644
Cosco Singapore	48,000	59,910
DBS Group Holdings	96,588	1,069,965
Fraser and Neave	58,150	205,953
Genting Singapore	246,527 [a]	169,452
Golden Agri-Resources	275,440 [a]	115,932
Jardine Cycle & Carriage	6,422	141,076
Keppel	72,000	511,425
Neptune Orient Lines	56,000 [a]	88,605
Noble Group	104,800	226,749
Olam International	72,300	136,250
Oversea-Chinese Banking	145,942	926,375
SembCorp Industries	53,254	161,980
SembCorp Marine	50,000	153,581
Singapore Airlines	30,733	337,264
Singapore Exchange	50,000	296,827
Singapore Press Holdings	91,075	272,131
Singapore Technologies Engineering	78,000	179,081
Singapore Telecommunications	447,951	993,835
StarHub	26,918	45,612
United Overseas Bank	69,112	1,012,496
UOL Group	32,111	89,187
Wilmar International	74,000	371,049
		8,703,893
Spain—3.7%
Abertis Infraestructuras	15,454	266,272
Acciona	1,296	128,774
Acerinox	7,125	141,992
ACS Actividades de Construccion y Servicios	8,069	362,483
Banco Bilbao Vizcaya Argentaria	203,616	2,662,541
Banco de Sabadell	50,919	256,702

Common Stocks (continued)	Shares	Value ($)
Spain (continued)
Banco de Valencia	10,791	62,418
Banco de Valencia (Rights)	10,791 [a]	1,263
Banco Popular Espanol	49,339	348,150
Banco Santander	469,809	5,894,453
Bankinter	16,421	120,744
Criteria Caixacorp	49,653	246,810
EDP Renovaveis	13,006 [a]	92,263
Enagas	10,301	205,520
Ferrovial	25,490	224,388
Fomento de Construcciones y Contratas	1,877	61,454
Gamesa Tecnologica	10,468	129,208
Gas Natural	13,140	224,757
Gestevision Telecinco	5,695	81,127
Grifols	6,640	83,533
Iberdrola	210,657	1,675,799
Iberdrola Renovables	48,509	187,942
Iberia Lineas Aereas de Espana	23,577 [a]	78,070
Inditex	12,572	771,766
Indra Sistemas	5,136	102,282
Mapfre	40,701	132,632
Red Electrica	6,028	284,817
Repsol	41,189	965,457
Sacyr Vallehermoso	4,444 [a]	33,642
Telefonica	241,798	5,422,653
Zardoya Otis	7,387	115,331
		21,365,243
Sweden—2.8%
Alfa Laval	18,893	283,557
Assa Abloy, Cl. B	17,744	412,395
Atlas Copco, Cl. A	38,804	629,766
Atlas Copco, Cl. B	22,311	326,429
Electrolux, Ser. B	13,397	346,065
Getinge, Cl. B	11,481	257,922
Hennes & Mauritz, Cl. B	29,274	1,864,722
Holmen, Cl. B	3,004	76,107
Husqvarna, Cl. B	24,387	180,220

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Investor, Cl. B	26,125	496,079
Kinnevik Investment, Cl. B	11,875	217,811
Lundin Petroleum	10,567 [a]	64,220
Nordea Bank	185,050	1,814,834
Ratos, Cl. B	5,558	173,010
Sandvik	58,087	840,203
Scania, Cl. B	18,378	323,360
Securitas, Cl. B	18,674	197,432
Skandinaviska Enskilda Banken, Cl. A	87,934	605,357
Skanska, Cl. B	22,668	377,365
SKF, Cl. B	21,471	431,789
SSAB, Cl. A	9,760	172,703
SSAB, Cl. B	5,288	82,956
Svenska Cellulosa, Cl. B	33,126	433,599
Svenska Handelsbanken, Cl. A	28,197	794,342
Swedbank, Cl. A	35,705 [a]	386,617
Swedish Match	14,428	329,118
Tele2, Cl. B	17,812	302,541
Telefonaktiebolaget LM Ericsson, Cl. B	172,414	2,003,385
TeliaSonera	126,318	866,994
Volvo, Cl. A	25,826 [a]	312,398
Volvo, Cl. B	62,734 [a]	775,894
		16,379,190
Switzerland—7.5%
ABB	126,227 [a]	2,425,051
Actelion	5,566 [a]	223,600
Adecco	6,790	399,491
Aryzta	4,712	180,200
Baloise Holding	2,856	224,078
BKW FMB Energie	818	54,374
Compagnie Financiere Richemont, Cl. A	29,326	1,082,248
Credit Suisse Group	64,346	2,938,567
GAM Holding	11,520 [a]	142,983
Geberit	2,211	392,589
Givaudan	446	387,570
Holcim	13,795 [a]	1,032,673

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Julius Baer Group	11,520	397,173
Kuehne & Nagel International	3,152	327,342
Lindt & Spruengli	6	155,990
Lindt & Spruengli-PC	47	103,781
Logitech International	10,887 [a]	177,791
Lonza Group	2,538	198,762
Nestle	197,870	9,640,372
Nobel Biocare Holding	7,372	161,664
Novartis	120,471	6,136,029
Pargesa Holding	1,539	125,125
Roche Holding	40,110	6,323,824
Schindler Holding	2,701	237,058
Schindler Holding-PC	1,324	114,565
SGS	318	411,842
Sonova Holding	2,649	329,837
Straumann Holding	380	94,024
Swatch Group	2,547	139,410
Swatch Group-BR	1,712	503,785
Swiss Life Holding	1,524 [a]	185,227
Swiss Reinsurance	19,877	865,012
Swisscom	1,321	447,046
Syngenta	5,428	1,375,951
Synthes	3,341	379,917
UBS	203,406 [a]	3,137,130
Zurich Financial Services	8,436	1,877,620
		43,329,701
United Kingdom—20.8%
3i Group	54,848	227,111
Admiral Group	10,809	216,486
AMEC	19,578	247,045
Anglo American	75,256 [a]	3,224,377
Antofagasta	22,493	343,122
Associated British Foods	19,775	304,255
AstraZeneca	82,856	3,664,891
Autonomy	12,236 [a]	336,829
Aviva	159,278	843,217

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BAE Systems	198,900	1,045,907
Balfour Beatty	39,910	169,036
Barclays	652,139	3,340,255
BG Group	192,659	3,235,918
BHP Billiton	126,099	3,875,571
BP	1,070,584	9,330,134
British Airways	29,271 [a]	100,827
British American Tobacco	114,082	3,584,484
British Land	47,174	336,806
British Sky Broadcasting Group	65,864	617,967
BT Group	436,514	845,664
Bunzl	19,449	227,179
Burberry Group	23,186	238,780
Cable & Wireless Worldwide	140,485 [a]	185,788
Cairn Energy	76,360 [a]	466,368
Capita Group	35,860	438,004
Carnival	9,179	398,078
Centrica	294,334	1,319,631
Cobham	65,746	266,692
Compass Group	104,498	853,280
Diageo	143,182	2,442,741
Drax Group	21,337	118,032
EnQuest	14,238 [a]	21,901
Eurasian Natural Resources	14,781	275,217
Experian	59,412	549,932
Firstgroup	25,087	146,419
Fresnillo	10,749	131,144
G4S	70,746	289,301
GlaxoSmithKline	296,306	5,489,681
Hammerson	39,651	231,838
Home Retail Group	51,960	218,984
HSBC Holdings	993,283	10,122,890
ICAP	31,269	180,063
Imperial Tobacco Group	58,244	1,663,204
Inmarsat	25,622	297,247
Intercontinental Hotels Group	13,743	241,830

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
International Power	84,104	425,095
Invensys	46,432	239,620
Investec	22,001	174,492
J Sainsbury	69,535	357,351
Johnson Matthey	12,153	323,799
Kazakhmys	12,328	264,169
Kingfisher	136,905	523,321
Land Securities Group	41,874	418,255
Legal & General Group	330,163	427,818
Liberty International	29,580	221,444
Lloyds Banking Group	2,182,520 [a]	2,183,419
London Stock Exchange Group	7,101	74,069
Lonmin	8,845 [a]	256,795
Man Group	96,029	357,141
Marks & Spencer Group	88,313	494,887
National Grid	141,143	1,363,384
Next	10,932	383,664
Old Mutual	305,758	540,539
Pearson	45,255	726,787
Petrofac	12,040	209,313
Prudential	145,410	1,288,320
Randgold Resources	5,159	436,365
Reckitt Benckiser Group	34,879	1,810,917
Reed Elsevier	69,303	546,056
Resolution	145,299	161,392
Rexam	51,766	254,513
Rio Tinto	78,346	3,953,648
Rolls-Royce Group	104,326 [a]	921,690
Royal Bank of Scotland Group	954,911 [a]	784,678
Royal Dutch Shell, Cl. A	202,435	6,336,298
Royal Dutch Shell, Cl. B	153,994	4,648,707
RSA Insurance Group	199,187	368,521
SABMiller	54,125	1,700,224
Sage Group	74,721	280,165
Schroders	7,484	157,781
Scottish & Southern Energy	51,953	857,409

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Segro	42,037	197,576
Serco Group	28,183	269,478
Severn Trent	13,603	241,158
Shire	32,385	714,863
Smith & Nephew	49,609	515,187
Smiths Group	22,538	388,271
Standard Chartered	115,654	3,084,029
Standard Life	130,361	395,243
Tesco	453,983	3,021,115
Thomas Cook Group	51,600	196,456
Tomkins	52,596	200,214
Tui Travel	29,455	126,023
Tullow Oil	49,761	861,104
Unilever	73,464	2,201,561
United Utilities Group	37,832	310,500
Vedanta Resources	7,560	291,435
Vodafone Group	3,002,772	6,677,766
Whitbread	10,339	243,070
WM Morrison Supermarkets	122,761	543,586
Wolseley	15,733 [a]	395,837
WPP	72,245	768,384
Xstrata	109,182	1,808,731
		120,627,759
Total Common Stocks
(cost $580,683,516)		566,942,985

Preferred Stocks—.4%
Germany
Bayerische Motoren Werke	3,061	109,853
Fresenius	4,693	339,143
Henkel & Co.	10,319	551,437
Porsche Automobil Holding	5,132	297,776
RWE	2,338	180,169
Volkswagen	9,789	942,579
Total Preferred Stocks
(cost $2,232,242)		2,420,957

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 6/10/10
(cost $489,920)	490,000 [c]	489,920

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,050,000)	8,050,000 [d]	8,050,000
Total Investments (cost $591,455,678)	99.8%	577,903,862
Cash and Receivables (Net)	.2%	1,424,708
Net Assets	100.0%	579,328,570

PC—Participation Certificate
PPS—Price Protected Shares
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

a	Non-income producing security.
b

Fair valued by management.At the period end, the value of this security amounted to $6,684 or 0.001% of net assets.The valuation of this security has been determined in good faith under the direction of the Board of Directors.

c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Banking	13.8	Diversified Financials	4.3
Materials	10.3	Automobiles & Components	4.0
Capital Goods	8.4	Insurance	4.0
Energy	8.0	Technology Hardware & Equipment	3.2
Food, Beverage & Tobacco	6.4	Real Estate	3.0
Pharmaceuticals & Biotechnology	6.2	Short-Term/Money Market Investments	1.5
Telecommunications	5.3	Other	16.1
Utilities	5.3		99.8

† Based on net assets.
See notes to financial statements.

The Fund 35

STATEMENT OF FINANCIAL FUTURES

April 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
DJ Euro Stoxx 50	96	3,507,712	June 2010	(147,084)
FTSE 100	23	1,938,904	June 2010	(62,848)
SPI 200 Index	6	672,863	June 2010	(20,547)
TOPIX	20	2,091,267	June 2010	(18,331)
				(248,810)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	583,405,678	569,853,862
Affiliated issuers	8,050,000	8,050,000
Cash		964,778
Cash denominated in foreign currencies	440,318	441,294
Dividends and interest receivable		2,494,863
Receivable for shares of Common Stock subscribed		1,201,933
Receivable for investment securities sold		95,675
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		7,330
		583,109,735
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		292,688
Payable for investment securities purchased		3,044,926
Payable for shares of Common Stock redeemed		346,883
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		63,785
Payable for futures variation margin—Note 4		32,883
		3,781,165
Net Assets ($)		579,328,570
Composition of Net Assets ($):
Paid-in capital		603,143,533
Accumulated undistributed investment income—net		2,893,401
Accumulated net realized gain (loss) on investments		(12,835,934)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($248,810) net unrealized
(depreciation) on financial futures]		(13,872,430)
Net Assets ($)		579,328,570
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		41,466,442
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		13.97

See notes to financial statements.

The Fund 37

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $644,177 foreign taxes withheld at source):
Unaffiliated issuers	7,369,906
Affiliated issuers	6,009
Interest	5,042
Total Income	7,380,957
Expenses:
Management fee—Note 3(a)	986,428
Shareholder servicing costs—Note 3(b)	704,592
Directors’ fees—Note 3(a)	18,272
Loan commitment fees—Note 2	6,396
Total Expenses	1,715,688
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(18,272)
Net Expenses	1,697,416
Investment Income—Net	5,683,541
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,453,825)
Net realized gain (loss) on financial futures	964,452
Net realized gain (loss) on forward foreign currency exchange contracts	(716,915)
Net Realized Gain (Loss)	(6,206,288)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	13,136,415
Net unrealized appreciation (depreciation) on financial futures	225,700
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(139,043)
Net Unrealized Appreciation (Depreciation)	13,223,072
Net Realized and Unrealized Gain (Loss) on Investments	7,016,784
Net Increase in Net Assets Resulting from Operations	12,700,325

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	5,683,541	10,748,143
Net realized gain (loss) on investments	(6,206,288)	4,497,773
Net unrealized appreciation
(depreciation) on investments	13,223,072	82,489,486
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,700,325	97,735,402
Dividends to Shareholders from ($):
Investment income—net	(13,103,285)	(9,805,885)
Net realized gain on investments	(3,322,070)	(778,245)
Total Dividends	(16,425,355)	(10,584,130)
Capital Stock Transactions ($):
Net proceeds from shares sold	102,813,738	349,050,223
Dividends reinvested	15,535,964	9,310,050
Cost of shares redeemed	(82,577,671)	(225,160,976)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	35,772,031	133,199,297
Total Increase (Decrease) in Net Assets	32,047,001	220,350,569
Net Assets ($):
Beginning of Period	547,281,569	326,931,000
End of Period	579,328,570	547,281,569
Undistributed investment income—net	2,893,401	10,313,145
Capital Share Transactions (Shares):
Shares sold	7,233,689	31,692,805
Shares issued for dividends reinvested	1,097,173	858,486
Shares redeemed	(5,816,220)	(21,995,482)
Net Increase (Decrease) in Shares Outstanding	2,514,642	10,555,809

See notes to financial statements.

The Fund 39

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.05	11.51	21.98	18.03	14.47	12.57
Investment Operations:
Investment income—net[a]	.14	.30	.49	.43	.38	.29
Net realized and unrealized
gain (loss) on investments	.19	2.51	(10.47)	3.90	3.45	1.88
Total from Investment Operations	.33	2.81	(9.98)	4.33	3.83	2.17
Distributions:
Dividends from
investment income—net	(.33)	(.25)	(.49)	(.38)	(.27)	(.27)
Dividends from net realized
gain on investments	(.08)	(.02)	—	—	—	—
Total Distributions	(.41)	(.27)	(.49)	(.38)	(.27)	(.27)
Net asset value, end of period	13.97	14.05	11.51	21.98	18.03	14.47
Total Return (%)	2.36[b]	25.13	(46.37)	24.40	26.83	17.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[c]	.61	.61	.61	.60	.60
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.02[c]	2.53	2.72	2.20	2.30	2.07
Portfolio Turnover Rate	2.40[b]	17.26	7.17	3.31	4.12	3.46
Net Assets, end of period
($ x 1,000)	579,329	547,282	326,931	561,653	355,608	200,674

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value,such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	25,419	569,338,523††	—	569,363,942
U.S. Treasury	—	489,920	—	489,920
Mutual Funds	8,050,000	—	—	8,050,000
Other Financial
Instruments†††	—	7,330	—	7,330
Liabilities ($)
Other Financial
Instruments†††	(248,810)	(63,785)	—	(312,595)

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a level 2 classification.
†††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $9,805,885 and long-term capital gains $778,245.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 10 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, the fund was charged $704,592 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $170,735 and shareholder services plan fees $121,953.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2010, redemption fees charged and retained by the fund amounted to $19,183.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended April 30, 2010, amounted to $44,191,672 and $13,188,489, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($) 4/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,950,000	39,300,000	43,200,000 8,050,000	1.4

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk	—	Equity risk[1]	(248,810)
Foreign exchange risk[2]	7,330	Foreign exchange risk[3]	(63,785)
Gross fair value of
derivatives contracts	7,330		(312,595)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2010 is shown below:

Amount of realized gain or (loss) on derivatives recognized in income ($)

		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	964,452	—	964,452
Foreign exchange	—	(716,915)	(716,915)
Total	964,452	(716,915)	247,537

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)6

		Forward
Underlying risk	Futures	Contracts	Total
Equity	225,700	—	225,700
Foreign exchange	—	(139,043)	(139,043)
Total	225,700	(139,043)	86,657

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures and forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Australian Dollar,
Expiring 6/16/2010	59,140	53,951	54,416	465
Australian Dollar,
Expiring 6/16/2010	247,100	228,611	227,360	(1,251)
Australian Dollar,
Expiring 6/16/2010	125,200	115,295	115,198	(97)
Australian Dollar,
Expiring 6/16/2010	122,900	113,600	113,082	(518)

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
Australian Dollar,
Expiring 6/16/2010	120,100	111,054	110,506	(548)
British Pound,
Expiring 6/16/2010	63,242	96,044	96,744	700
British Pound,
Expiring 6/16/2010	226,500	347,698	346,486	(1,212)
British Pound,
Expiring 6/16/2010	114,500	176,120	175,155	(965)
British Pound,
Expiring 6/16/2010	114,700	176,659	175,461	(1,198)
British Pound,
Expiring 6/16/2010	113,900	174,026	174,238	212
British Pound,
Expiring 6/16/2010	56,900	87,340	87,042	(298)
British Pound,
Expiring 6/16/2010	169,000	258,794	258,526	(268)
British Pound,
Expiring 6/16/2010	55,900	84,935	85,512	577
British Pound,
Expiring 6/16/2010	110,900	169,006	169,648	642
British Pound,
Expiring 6/16/2010	56,000	85,476	85,666	190
Danish Krone,
Expiring 5/3/2010	738,762	131,303	131,982	679
Euro,
Expiring 6/16/2010	425,762	572,522	566,972	(5,550)
Euro,
Expiring 6/16/2010	175,400	238,509	233,574	(4,935)
Euro,
Expiring 6/16/2010	234,600	318,683	312,408	(6,275)
Euro,
Expiring 6/16/2010	259,000	348,505	344,901	(3,604)
Euro,
Expiring 6/16/2010	172,000	231,585	229,046	(2,539)
Euro,
Expiring 6/16/2010	481,300	641,157	640,930	(227)
Euro,
Expiring 6/16/2010	55,600	73,377	74,041	664
Euro,
Expiring 6/16/2010	217,400	287,663	289,504	1,841

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
Euro,
Expiring 6/16/2010	138,100	183,696	183,903	207
Japanese Yen,
Expiring 5/6/2010	243,669,565	2,618,250	2,591,953	(26,297)
Japanese Yen,
Expiring 6/16/2010	20,443,014	218,746	217,730	(1,016)
Japanese Yen,
Expiring 6/16/2010	19,780,000	212,100	210,669	(1,431)
Japanese Yen,
Expiring 6/16/2010	29,805,000	321,037	317,441	(3,596)
Japanese Yen,
Expiring 6/16/2010	19,410,000	208,688	206,728	(1,960)
Japanese Yen,
Expiring 6/16/2010	29,355,000	312,113	312,648	535
Japanese Yen,
Expiring 6/16/2010	19,520,000	207,494	207,900	406
Japanese Yen,
Expiring 6/16/2010	9,760,000	103,738	103,950	212
Gross Unrealized
Appreciation				7,330
Gross Unrealized
Depreciation				(63,785)

At April 30, 2010, accumulated net unrealized depreciation on investments was $13,551,816, consisting of $58,687,361 gross unrealized appreciation and $72,239,177 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 53

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load and no-load pure index international large-cap core funds that are benchmarked against the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index (the “Performance Group”), and also to a larger universe of funds, consisting of all retail and institutional international large-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return was variously below, above and at the Performance Group medians for all periods, and was above the Performance Universe medians for all periods, except the three- and ten-year periods ended December 31, 2009 when it was below the Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians. Management noted that, pursuant to the fund’s Management Agreement, Dreyfus pays all of the fund’s expenses, except management fees, shareholder services fees, and certain other

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expenses, including the fees and expenses of the independent Board members and their counsel.Additionally, Dreyfus has agreed to reduce its management fee in an amount equal to the fees and expenses of the independent Board members and their counsel.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relation-

ship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 57

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
37	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
S&P 500 Index Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus S&P 500 Index Fund produced a total return of 15.46%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 15.66% return for the same period.2,3

Large-cap stocks generally produced positive absolute returns during the reporting period, as investor sentiment was buoyed by a sustained U.S. economic recovery. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Economic Rebound Helped Buoy the Equity Markets

When the reporting period began, the U.S. economy had returned to growth, aided in large part by a number of fiscal and monetary stimulus programs. Improving manufacturing activity and an apparent bottoming of housing prices helped to bolster confidence among businesses, consumers and investors. In this environment, consumer and corporate spending improved, and stock and commodity prices rose sharply. However, a number of economic headwinds remained—including stubbornly high unemployment and foreclosure rates—and the economic rebound so far has proved to be less robust than most previous recoveries.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Indeed, faced with the subpar recovery and low inflation, the Federal Reserve Board (the “Fed”) made it clear throughout the reporting period that it would continue to employ all available tools to stimulate economic growth. In each of five meetings of its Federal Open Market Committee from November 2009 through April 2010, the Fed maintained the overnight federal funds rate in an unprecedented low range between 0% and 0.25%.The Fed consistently reiterated at the conclusion of those meetings that it intended to keep interest rates low for an “extended period.”

S&P 500 Index Posted Gains in All Market Sectors

All 10 of the economic sectors that comprise the S&P 500 Index produced positive absolute returns during the reporting period, a testament to the breadth of the economic recovery. Much of the S&P 500 Index’s positive performance stemmed from the information technology sector, where stocks generally gained value after posting steep declines in the previous year. Results from technology companies were further fueled by an uptick in consumer and corporate spending. Cost-cutting measures, such as staff reductions, factory closures and moving operations to lower-cost sites, also helped boost performance within the sector. Hardware and software companies with significant exposure to overseas markets fared especially well. In fact, many technology firms expanded their overseas presence during the reporting period, made possible, in part, by their ability to borrow money at low interest rates. Videoconferencing providers, which helped their business customers reduce travel costs, also ranked among the sector’s top performers.

Industrial stocks posted above-average results, as aerospace and defense companies performed well amid continued geopolitical uncertainty. Railroad stocks benefited when shipping volumes increased in the improving economy. Industrial companies that create fuel efficiencies for corporate customers also gained substantial value.

A number of consumer discretionary stocks posted relatively strong results, as specialty retailers, automotive retailers and department stores rebounded from previously beaten-down levels. Improved consumer

4

spending during the reporting period created a “barbell” of positive performance from low-cost casual dining chains on one end to upscale hotels on the other. Media companies advanced in anticipation of greater advertising spending.

Returns were less impressive in the telecommunications services and utilities sectors.The S&P 500 Index’s greater laggards included some of its traditionally defensive components, including companies with large cash reserves that had held up relatively well during the recession. Investors felt more comfortable assuming greater risks as the economy recovered, and they turned away from defensive companies in favor of more speculative stocks.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are
trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard &
Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

Expenses paid per $1,000†	$2.67
Ending value (after expenses)	$1,154.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Consumer Discretionary—10.5%
Abercrombie & Fitch, Cl. A	19,926	871,364
Amazon.com	76,777 [a]	10,523,055
Apollo Group, Cl. A	27,793 [a,b]	1,595,596
AutoNation	21,044 [a,b]	425,089
AutoZone	6,774 [a,b]	1,253,258
Bed Bath & Beyond	58,648 [a]	2,695,462
Best Buy	77,235	3,521,916
Big Lots	18,921 [a,b]	722,782
Carnival	98,697	4,115,665
CBS, Cl. B	153,376	2,486,225
Coach	71,905 [b]	3,002,034
Comcast, Cl. A	637,622 [b]	12,586,658
D.R. Horton	63,547 [b]	933,505
Darden Restaurants	31,481 [b]	1,408,775
DeVry	14,015	874,396
DIRECTV, Cl. A	212,055 [a]	7,682,753
Discovery Communications, Cl. A	63,644 [a]	2,463,023
Eastman Kodak	61,037 [a,b]	373,546
Expedia	48,425	1,143,314
Family Dollar Stores	31,306 [b]	1,238,465
Ford Motor	755,853 [a,b]	9,841,206
Fortune Brands	33,780	1,770,748
GameStop, Cl. A	37,352 [a,b]	908,027
Gannett	53,294 [b]	907,064
Gap	107,101	2,648,608
Genuine Parts	36,902	1,579,406
Goodyear Tire & Rubber	55,762 [a]	748,884
H & R Block	75,414	1,380,830
Harley-Davidson	53,755 [b]	1,818,532
Harman International Industries	13,898 [a]	548,693
Hasbro	28,174	1,080,755
Home Depot	382,045	13,467,086
International Game Technology	69,687	1,469,002
Interpublic Group of Cos.	109,219 [a,b]	973,141
J.C. Penney	52,656	1,535,976
Johnson Controls	150,705	5,062,181

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Kohl’s	68,745 [a]	3,780,288
Leggett & Platt	36,482 [b]	894,903
Lennar, Cl. A	31,982 [b]	636,442
Limited Brands	60,405	1,618,854
Lowe’s	331,482	8,989,792
Macy’s	94,664	2,196,205
Marriott International, Cl. A	57,195 [b]	2,102,488
Mattel	81,130	1,870,047
McDonald’s	241,739	17,064,356
McGraw-Hill	72,626	2,448,949
Meredith	8,744 [b]	314,172
New York Times, Cl. A	27,333 [a,b]	271,143
Newell Rubbermaid	64,285	1,097,345
News, Cl. A	510,853	7,877,353
NIKE, Cl. B	87,732	6,659,736
Nordstrom	35,673	1,474,365
O’Reilly Automotive	30,738 [a,b]	1,502,781
Office Depot	63,374 [a]	434,746
Omnicom Group	70,655	3,014,142
Polo Ralph Lauren	12,866	1,156,653
Priceline.com	10,203 [a]	2,673,696
Pulte Group	77,602 [a,b]	1,015,810
RadioShack	30,532	657,965
Ross Stores	26,656 [b]	1,492,736
Scripps Networks Interactive, Cl. A	20,794	942,800
Sears Holdings	11,021 [a,b]	1,332,990
Sherwin-Williams	21,485	1,677,334
Stanley Black and Decker	35,287	2,193,087
Staples	160,436	3,775,059
Starbucks	164,643	4,277,425
Starwood Hotels & Resorts Worldwide	41,917 [c]	2,284,896
Target	169,374	9,632,299
Tiffany & Co.	28,136	1,364,033
Time Warner	258,593	8,554,256
Time Warner Cable	80,078	4,504,388
TJX	94,706	4,388,676

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Urban Outfitters	28,798 [a]	1,080,213
VF	19,585	1,692,536
Viacom, Cl. B	136,793 [a]	4,832,897
Walt Disney	432,639	15,938,421
Washington Post, Cl. B	1,349	684,159
Whirlpool	16,951 [b]	1,845,455
Wyndham Worldwide	41,055	1,100,685
Wynn Resorts	15,258 [b]	1,346,366
Yum! Brands	105,883	4,491,557
		254,841,519
Consumer Staples—10.9%
Altria Group	466,556	9,886,321
Archer-Daniels-Midland	145,491	4,065,019
Avon Products	96,179	3,109,467
Brown-Forman, Cl. B	24,498	1,425,294
Campbell Soup	42,953 [b]	1,540,295
Clorox	31,112	2,012,946
Coca-Cola	517,939	27,683,840
Coca-Cola Enterprises	71,225	1,975,069
Colgate-Palmolive	110,952	9,331,063
ConAgra Foods	99,873	2,443,892
Constellation Brands, Cl. A	44,945 [a]	821,145
Costco Wholesale	98,329 [b]	5,809,277
CVS Caremark	312,600	11,544,318
Dean Foods	39,928 [a,b]	626,870
Dr. Pepper Snapple Group	58,362	1,910,188
Estee Lauder, Cl. A	26,396 [b]	1,740,024
General Mills	74,119	5,275,790
H.J. Heinz	70,525	3,305,507
Hershey	37,758	1,775,004
Hormel Foods	15,916	648,736
J.M. Smucker	26,701	1,630,630
Kellogg	56,514 [b]	3,104,879
Kimberly-Clark	93,918	5,753,417
Kraft Foods, Cl. A	389,422	11,526,891
Kroger	148,084	3,291,907

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Lorillard	34,845	2,730,803
McCormick & Co.	29,659 [b]	1,173,607
Mead Johnson Nutrition	45,785	2,362,964
Molson Coors Brewing, Cl. B	34,255	1,519,552
PepsiCo	366,781	23,921,457
Philip Morris International	422,812	20,751,613
Procter & Gamble	652,654	40,568,973
Reynolds American	38,820 [b]	2,073,764
Safeway	87,549 [b]	2,066,156
Sara Lee	161,464	2,296,018
SUPERVALU	49,110	731,739
SYSCO	133,339 [b]	4,205,512
Tyson Foods, Cl. A	67,133	1,315,135
Wal-Mart Stores	479,319	25,715,464
Walgreen	221,409	7,782,526
Whole Foods Market	37,968 [a,b]	1,481,511
		262,934,583
Energy—11.1%
Anadarko Petroleum	111,472	6,929,099
Apache	75,642	7,697,330
Baker Hughes	96,844 [b]	4,818,958
Cabot Oil & Gas	24,214	874,852
Cameron International	54,684 [a]	2,157,831
Chesapeake Energy	146,164 [b]	3,478,703
Chevron	451,636	36,781,236
ConocoPhillips	334,044	19,772,064
Consol Energy	49,360	2,205,405
Denbury Resources	88,874 [a]	1,701,937
Devon Energy	100,000	6,733,000
Diamond Offshore Drilling	15,787 [b]	1,248,752
El Paso	157,966	1,911,389
EOG Resources	56,196	6,300,696
Exxon Mobil	1,060,880	71,980,708
FMC Technologies	27,552 [a,b]	1,864,995
Halliburton	203,081	6,224,433
Helmerich & Payne	23,721 [b]	963,547

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Hess	63,883	4,059,765
Marathon Oil	159,540	5,129,211
Massey Energy	18,670	683,882
Murphy Oil	42,968	2,584,525
Nabors Industries	62,961 [a]	1,358,069
National Oilwell Varco	94,299	4,151,985
Noble Energy	38,902	2,972,113
Occidental Petroleum	182,730	16,200,842
Peabody Energy	60,603	2,831,372
Pioneer Natural Resources	26,967 [b]	1,729,394
Range Resources	34,797 [b]	1,661,905
Rowan	25,763 [a,b]	767,737
Schlumberger	268,837	19,200,339
Smith International	55,308	2,641,510
Southwestern Energy	77,396 [a]	3,071,073
Spectra Energy	146,586 [b]	3,421,317
Sunoco	27,304 [b]	895,025
Tesoro	31,894 [b]	419,406
Valero Energy	126,568	2,631,349
Williams	129,944	3,067,978
XTO Energy	131,091	6,229,444
		269,353,176
Financial—16.3%
Aflac	105,949	5,399,161
Allstate	122,535	4,003,218
American Express	266,658	12,298,267
American International Group	30,337 [a,b]	1,180,109
Ameriprise Financial	58,005	2,689,112
AON	61,277	2,601,821
Apartment Investment &
Management, Cl. A	26,071 [b,c]	584,251
Assurant	26,701	972,717
AvalonBay Communities	17,866 [b,c]	1,858,779
Bank of America	2,252,421	40,160,666
Bank of New York Mellon	271,112	8,439,717
BB & T	154,460 [b]	5,134,250

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Berkshire Hathaway, Cl. B	371,492 [a]	28,604,884
Boston Properties	30,987 [c]	2,443,635
Capital One Financial	101,937	4,425,085
CB Richard Ellis Group, Cl. A	60,183 [a]	1,042,370
Charles Schwab	219,130	4,227,018
Chubb	73,961	3,910,318
Cincinnati Financial	36,869 [b]	1,047,080
Citigroup	4,408,072 [a]	19,263,275
CME Group	14,980	4,919,582
Comerica	38,878	1,632,876
Discover Financial Services	118,248	1,828,114
E*TRADE FINANCIAL	340,165 [a]	571,477
Equity Residential	61,070 [c]	2,764,639
Federated Investors, Cl. B	20,020 [b]	482,882
Fifth Third Bancorp	176,802	2,636,118
First Horizon National	49,322 [a,b]	697,906
Franklin Resources	33,578	3,882,960
Genworth Financial, Cl. A	109,339 [a]	1,806,280
Goldman Sachs Group	118,056	17,141,731
Hartford Financial Services Group	95,479	2,727,835
HCP	65,333 [b,c]	2,098,496
Health Care REIT	27,645 [b,c]	1,242,090
Host Hotels & Resorts	146,286 [b,c]	2,378,610
Hudson City Bancorp	108,936	1,448,849
Huntington Bancshares	158,820	1,075,211
IntercontinentalExchange	16,411 [a]	1,914,015
Invesco	92,943	2,136,759
Janus Capital Group	37,134 [b]	522,847
JPMorgan Chase & Co.	892,090	37,985,192
KeyCorp	190,202	1,715,622
Kimco Realty	90,638 [b,c]	1,413,046
Legg Mason	35,905 [b]	1,137,829
Leucadia National	39,675 [a,b]	1,004,174
Lincoln National	66,779	2,042,770
Loews	79,804	2,971,901
M & T Bank	18,591 [b]	1,623,924

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Marsh & McLennan	115,690	2,802,012
Marshall & Ilsley	115,996	1,055,564
MetLife	184,371	8,403,630
Moody’s	44,415 [b]	1,097,939
Morgan Stanley	313,650	9,478,503
Nasdaq OMX Group	30,615 [a]	642,915
Northern Trust	54,563 [b]	2,999,874
NYSE Euronext	60,061	1,959,790
People’s United Financial	78,512	1,219,291
Plum Creek Timber	36,741 [b,c]	1,462,292
PNC Financial Services Group	115,921	7,791,050
Principal Financial Group	70,509 [b]	2,060,273
Progressive	154,543	3,104,769
ProLogis	105,907 [c]	1,394,795
Prudential Financial	103,734	6,593,333
Public Storage	30,167 [c]	2,923,484
Regions Financial	264,641 [b]	2,339,426
Simon Property Group	65,033 [c]	5,789,238
SLM	108,217 [a]	1,324,576
State Street	112,133	4,877,786
SunTrust Banks	111,346	3,295,842
T. Rowe Price Group	58,457	3,361,862
Torchmark	19,997 [b]	1,070,639
Travelers	115,749	5,873,104
U.S. Bancorp	430,866	11,534,283
Unum Group	75,271	1,841,881
Ventas	35,423 [b,c]	1,673,028
Vornado Realty Trust	35,333 [c]	2,945,712
Wells Fargo & Co.	1,162,705	38,497,163
XL Capital, Cl. A	77,383	1,377,417
Zions Bancorporation	33,363 [b]	958,519
		395,839,458
Health Care—11.5%
Abbott Laboratories	348,192	17,813,502
Aetna	97,776	2,889,281
Allergan	69,458	4,423,780

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
AmerisourceBergen	65,009	2,005,527
Amgen	220,355 [a]	12,639,563
Baxter International	135,774	6,411,248
Becton Dickinson & Co.	53,451	4,082,053
Biogen Idec	60,812 [a]	3,238,239
Boston Scientific	338,954 [a]	2,332,004
Bristol-Myers Squibb	385,254	9,743,074
C.R. Bard	21,776	1,884,277
Cardinal Health	81,120	2,814,053
CareFusion	40,619 [a]	1,120,272
Celgene	104,149 [a]	6,452,031
Cephalon	16,702 [a,b]	1,072,268
Cerner	15,266 [a]	1,296,236
CIGNA	62,814	2,013,817
Coventry Health Care	33,800 [a]	802,412
DaVita	23,499 [a]	1,467,043
Dentsply International	33,604 [b]	1,231,251
Eli Lilly & Co.	227,693 [b]	7,962,424
Express Scripts	61,294 [a]	6,137,368
Forest Laboratories	68,734 [a]	1,873,689
Genzyme	59,815 [a]	3,184,551
Gilead Sciences	202,710 [a]	8,041,506
Hospira	36,772 [a]	1,977,966
Humana	38,673 [a]	1,768,130
Intuitive Surgical	8,762 [a,b]	3,159,227
Johnson & Johnson	618,249	39,753,411
King Pharmaceuticals	57,122 [a,b]	559,796
Laboratory Corp. of America Holdings	23,961 [a,b]	1,882,616
Life Technologies	39,150 [a]	2,141,897
McKesson	60,631	3,929,495
Medco Health Solutions	104,404 [a]	6,151,484
Medtronic	249,182	10,886,762
Merck & Co.	699,113	24,496,920
Millipore	12,805 [a]	1,359,251
Mylan	70,625 [a,b]	1,555,869
Patterson	21,340	682,667

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
PerkinElmer	27,295	683,740
Pfizer	1,816,562	30,372,917
Quest Diagnostics	34,147 [b]	1,951,843
St. Jude Medical	73,210 [a]	2,988,432
Stryker	62,163	3,570,643
Tenet Healthcare	97,059 [a]	606,619
Thermo Fisher Scientific	92,849 [a]	5,132,693
UnitedHealth Group	261,656	7,930,793
Varian Medical Systems	28,109 [a,b]	1,584,785
Waters	21,361 [a]	1,537,778
Watson Pharmaceuticals	24,003 [a,b]	1,027,808
WellPoint	99,895 [a]	5,374,351
Zimmer Holdings	47,984 [a]	2,922,705
		278,922,067
Industrial—10.7%
3M	159,219	14,117,949
Avery Dennison	24,602	960,216
Boeing	169,700	12,291,371
C.H. Robinson Worldwide	37,804 [b]	2,279,581
Caterpillar	139,938 [b]	9,528,378
Cintas	30,339 [b]	826,738
CSX	88,409	4,955,324
Cummins	45,684	3,299,755
Danaher	57,585	4,853,264
Deere & Co.	95,249	5,697,795
Dover	42,881	2,239,246
Dun & Bradstreet	12,233	941,574
Eaton	37,470	2,891,185
Emerson Electric	169,351	8,845,203
Equifax	28,780 [b]	967,008
Expeditors International
of Washington	47,992 [b]	1,955,194
Fastenal	29,012 [b]	1,586,666
FedEx	70,362	6,333,284
First Solar	10,971 [a,b]	1,574,887
Flowserve	12,609	1,444,739

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Fluor	41,301	2,182,345
General Dynamics	86,914	6,636,753
General Electric	2,396,598	45,199,838
Goodrich	27,969	2,074,740
Honeywell International	169,427	8,042,700
Illinois Tool Works	87,560	4,474,316
Iron Mountain	40,815	1,026,497
ITT	40,976	2,277,036
Jacobs Engineering Group	28,178 [a,b]	1,358,743
L-3 Communications Holdings	26,207	2,452,189
Lockheed Martin	70,896	6,018,361
Masco	82,039	1,331,493
Norfolk Southern	82,898	4,918,338
Northrop Grumman	68,139	4,621,868
Paccar	82,039 [b]	3,816,454
Pall	27,224	1,061,464
Parker Hannifin	36,646	2,535,170
Pitney Bowes	47,381 [b]	1,203,477
Precision Castparts	31,415	4,031,801
Quanta Services	44,099 [a,b]	887,713
R.R. Donnelley & Sons	47,811	1,027,458
Raytheon	86,422	5,038,403
Republic Services	72,623	2,253,492
Robert Half International	34,962 [b]	957,260
Rockwell Automation	33,167 [b]	2,013,900
Rockwell Collins	36,404 [b]	2,366,260
Roper Industries	20,474	1,249,323
Ryder System	12,776	594,340
Snap-On	13,366	643,974
Southwest Airlines	167,683	2,210,062
Stericycle	19,355 [a,b]	1,140,010
Textron	60,951 [b]	1,392,121
Union Pacific	113,629	8,597,170
United Parcel Service, Cl. B	223,565	15,457,284
United Technologies	211,154	15,825,992

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
W.W. Grainger	14,247	1,574,863
Waste Management	110,836 [b]	3,843,792
		259,926,357
Information Technology—18.8%
Adobe Systems	117,971 [a]	3,962,646
Advanced Micro Devices	127,435 [a]	1,154,561
Agilent Technologies	77,823 [a]	2,821,862
Akamai Technologies	38,737 [a,b]	1,504,158
Altera	68,598	1,739,645
Amphenol, Cl. A	39,864	1,842,115
Analog Devices	66,249	1,982,832
Apple	203,630 [a]	53,171,865
Applied Materials	303,394	4,180,769
Autodesk	50,577 [a]	1,720,124
Automatic Data Processing	113,639	4,927,387
BMC Software	42,786 [a]	1,684,057
Broadcom, Cl. A	97,328	3,356,843
CA	90,528	2,064,944
Cisco Systems	1,286,473 [a]	34,631,853
Citrix Systems	40,867 [a]	1,920,749
Cognizant Technology Solutions, Cl. A	66,826 [a]	3,420,155
Computer Sciences	34,012 [a]	1,781,889
Compuware	57,491 [a]	494,423
Corning	350,531	6,747,722
Dell	387,839 [a]	6,275,235
eBay	251,792 [a]	5,995,168
Electronic Arts	72,833 [a]	1,410,775
EMC	457,661 [a]	8,700,136
Fidelity National Information Services	70,317 [b]	1,848,634
Fiserv	34,756 [a]	1,775,684
FLIR Systems	34,357 [a,b]	1,050,981
Google, Cl. A	54,280 [a]	28,520,883
Harris	30,211	1,555,262
Hewlett-Packard	528,995	27,491,870
Intel	1,244,064	28,401,981

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
International Business Machines	291,961	37,662,969
Intuit	72,447 [a]	2,619,684
Jabil Circuit	43,178	661,487
JDS Uniphase	47,239 [a]	613,635
Juniper Networks	120,065 [a,b]	3,411,047
KLA-Tencor	39,427	1,342,884
Lexmark International, Cl. A	17,828 [a,b]	660,527
Linear Technology	49,836 [b]	1,498,070
LSI	145,419 [a]	875,422
MasterCard, Cl. A	21,558 [b]	5,347,246
McAfee	34,607 [a]	1,202,593
MEMC Electronic Materials	51,500 [a]	667,955
Microchip Technology	41,893 [b]	1,223,695
Micron Technology	191,621 [a,b]	1,791,656
Microsoft	1,715,076	52,378,421
Molex	32,742 [b]	733,748
Monster Worldwide	29,152 [a,b]	508,119
Motorola	511,099 [a]	3,613,470
National Semiconductor	51,364 [b]	759,160
NetApp	77,208 [a]	2,676,801
Novell	81,887 [a]	459,386
Novellus Systems	23,752 [a,b]	622,302
NVIDIA	121,850 [a,b]	1,915,482
Oracle	878,894	22,710,621
Paychex	73,343	2,244,296
QLogic	26,076 [a,b]	505,092
QUALCOMM	376,165	14,572,632
Red Hat	42,941 [a]	1,282,648
SAIC	65,243 [a]	1,135,881
Salesforce.com	24,616 [a,b]	2,107,130
SanDisk	50,434 [a]	2,011,812
Symantec	182,785 [a]	3,065,304
Tellabs	86,839	788,498
Teradata	38,691 [a]	1,124,747
Teradyne	40,486 [a,b]	495,144
Texas Instruments	279,098 [b]	7,259,339

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Total System Services	46,162	739,054
VeriSign	43,406 [a,b]	1,183,682
Visa, Cl. A	100,152 [b]	9,036,715
Western Digital	50,552 [a]	2,077,182
Western Union	155,959	2,846,252
Xerox	309,204	3,370,324
Xilinx	63,378 [b]	1,633,885
Yahoo!	268,602 [a]	4,439,991
		456,013,196
Materials—3.4%
Air Products & Chemicals	47,847	3,673,692
Airgas	18,553	1,177,188
AK Steel Holding	26,128 [b]	437,644
Alcoa	228,515	3,071,241
Allegheny Technologies	21,867 [b]	1,169,228
Ball	21,679	1,153,540
Bemis	22,993	699,217
CF Industries Holdings	15,576	1,303,244
Cliffs Natural Resources	30,249	1,891,470
Dow Chemical	257,504	7,938,848
E.I. du Pont de Nemours & Co.	204,119	8,132,101
Eastman Chemical	16,491 [b]	1,103,578
Ecolab	53,301 [b]	2,603,221
FMC	15,590	992,148
Freeport-McMoRan Copper & Gold	96,563 [b]	7,293,403
International Flavors & Fragrances	17,726	887,895
International Paper	96,416	2,578,164
MeadWestvaco	38,277	1,039,986
Monsanto	122,754	7,740,867
Newmont Mining	111,487	6,252,191
Nucor	71,366 [b]	3,234,307
Owens-Illinois	37,819 [a]	1,340,305
Pactiv	30,232 [a]	768,195
PPG Industries	36,975	2,601,931
Praxair	69,098	5,788,339
Sealed Air	35,368	760,412

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Sigma-Aldrich	27,455 [b]	1,628,082
Titanium Metals	18,451 [a,b]	284,514
United States Steel	32,266 [b]	1,763,660
Vulcan Materials	27,522 [b]	1,576,460
Weyerhaeuser	47,698	2,362,005
		83,247,076
Telecommunication Services—2.7%
American Tower, Cl. A	88,869 [a]	3,626,744
AT & T	1,328,401	34,618,130
CenturyTel	67,889 [b]	2,315,694
Frontier Communications	71,563 [b]	569,641
Metropcs Communications	57,458 [a]	438,405
Qwest Communications International	337,194 [b]	1,763,525
Sprint Nextel	643,278 [a]	2,733,932
Verizon Communications	637,050	18,404,375
Windstream	99,911 [b]	1,104,017
		65,574,463
Utilities—3.4%
AES	150,492 [a]	1,736,677
Allegheny Energy	38,762	844,236
Ameren	51,597	1,339,458
American Electric Power	106,045	3,637,343
CenterPoint Energy	85,100	1,222,036
CMS Energy	52,199 [b]	848,756
Consolidated Edison	61,574 [b]	2,783,145
Constellation Energy Group	45,361	1,603,511
Dominion Resources	132,797	5,550,915
DTE Energy	36,682	1,766,972
Duke Energy	291,677	4,894,340
Edison International	73,568	2,528,532
Entergy	42,623	3,464,824
EQT	29,628	1,288,522
Exelon	149,560	6,519,320
FirstEnergy	68,900	2,609,243

20

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
FPL Group	92,272	4,802,758
Integrys Energy	17,704 [b]	878,295
Nicor	10,490 [b]	456,420
NiSource	63,660	1,037,658
Northeast Utilities	39,202	1,089,424
NRG Energy	57,644 [a]	1,393,255
ONEOK	23,446 [b]	1,152,136
Pepco Holdings	49,078	821,566
PG & E	83,295	3,648,321
Pinnacle West Capital	23,286	869,499
PPL	84,534	2,093,062
Progress Energy	62,757	2,505,259
Public Service Enterprise Group	114,925	3,692,540
Questar	40,077	1,921,692
SCANA	25,029	987,895
Sempra Energy	55,618	2,735,293
Southern	184,007	6,359,282
TECO Energy	48,971 [b]	829,079
Wisconsin Energy	26,472	1,390,045
Xcel Energy	101,714	2,212,280
		83,513,589
Total Common Stocks
(cost $1,737,895,520)		2,410,165,484
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 6/10/10
(cost $1,424,761)	1,425,000 [d]	1,424,798

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,728,000)	13,728,000 [e]	13,728,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $135,301,393)	135,301,393 [e]	135,301,393

Total Investments (cost $1,888,349,674)	105.6%	2,560,619,675
Liabilities, Less Cash and Receivables	(5.6%)	(135,077,993)
Net Assets	100.0%	2,425,541,682

a	Non-income producing security.
b

Security, or portion thereof, on loan.At April 30, 2010, the total market value of the fund’s securities on loan is $142,195,097 and the total market value of the collateral held by the fund is $148,878,896, consisting of cash collateral of $135,301,393 and U.S. Government and Agency securities valued at $13,577,503.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.8	Short-Term/
Financial	16.3	Money Market Investments	6.3
Health Care	11.5	Materials	3.4
Energy	11.1	Utilities	3.4
Consumer Staples	10.9	Telecommunication Services	2.7
Industrial	10.7
Consumer Discretionary	10.5		105.6

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES

April 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
Standard & Poor’s 500 E-mini	270	15,975,900	June 2010	35,820

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $142,195,097)—Note 1(b):
Unaffiliated issuers	1,739,320,281	2,411,590,282
Affiliated issuers	149,029,393	149,029,393
Cash		1,909,882
Dividends and interest receivable		2,437,744
Receivable for shares of Common Stock subscribed		2,030,793
		2,566,998,094
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,005,776
Liability for securities on loan—Note 1(b)		135,301,393
Payable for shares of Common Stock redeemed		3,495,788
Payable for investment securities purchased		1,335,454
Payable for futures variation margin—Note 4		318,001
		141,456,412
Net Assets ($)		2,425,541,682
Composition of Net Assets ($):
Paid-in capital		1,758,831,436
Accumulated undistributed investment income—net		7,754,276
Accumulated net realized gain (loss) on investments		(13,349,851)
Accumulated net unrealized appreciation (depreciation)
on investments (including $35,820 net unrealized
appreciation on financial futures)		672,305,821
Net Assets ($)		2,425,541,682
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		72,499,714
Net Asset Value, offering and redemption price per share ($)		33.46

See notes to financial statements.

24

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	23,152,891
Affiliated issuers	14,258
Income from securities lending—Note 1(b)	96,515
Interest	1,958
Total Income	23,265,622
Expenses:
Management fee—Note 3(a)	2,918,371
Shareholder servicing costs—Note 3(b)	2,918,371
Directors’ fees—Note 3(a)	76,625
Loan commitment fees—Note 2	27,205
Total Expenses	5,940,572
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(76,625)
Net Expenses	5,863,947
Investment Income—Net	17,401,675
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	87,792,707
Net realized gain (loss) on financial futures	3,092,110
Net Realized Gain (Loss)	90,884,817
Net unrealized appreciation (depreciation) on investments	226,241,397
Net unrealized appreication (depreciation) on financial futures	329,189
Net Unrealized Appreication (Depreciation)	226,570,586
Net Realized and Unrealized Gain (Loss) on Investments	317,455,403
Net Increase in Net Assets Resulting from Operations	334,857,078

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	17,401,675	40,962,342
Net realized gain (loss) on investments	90,884,817	4,165,418
Net unrealized appreciation
(depreciation) on investments	226,570,586	150,873,785
Net Increase (Decrease) in Net Assets
Resulting from Operations	334,857,078	196,001,545
Dividends to Shareholders from ($):
Investment income—net	(38,533,901)	(50,992,476)
Capital Stock Transactions ($):
Net proceeds from shares sold	253,055,298	540,506,562
Dividends reinvested	37,789,348	49,807,203
Cost of shares redeemed	(400,511,063)	(586,615,451)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(109,666,417)	3,698,314
Total Increase (Decrease) in Net Assets	186,656,760	148,707,383
Net Assets ($):
Beginning of Period	2,238,884,922	2,090,177,539
End of Period	2,425,541,682	2,238,884,922
Undistributed investment income—net	7,754,276	28,886,502
Capital Share Transactions (Shares):
Shares sold	7,932,153	21,472,196
Shares issued for dividends reinvested	1,196,247	2,051,372
Shares redeemed	(12,660,912)	(23,057,764)
Net Increase (Decrease) in Shares Outstanding	(3,532,512)	465,804

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	29.45	27.66	44.18	40.57	35.50	33.30
Investment Operations:
Investment income—net[a]	.23	.53	.66	.61	.54	.56
Net realized and
unrealized gain
(loss) on investments	4.29	1.93	(16.51)	4.90	5.01	2.16
Total from
Investment Operations	4.52	2.46	(15.85)	5.51	5.55	2.72
Distributions:
Dividends from
investment income—net	(.51)	(.67)	(.67)	(.56)	(.48)	(.52)
Dividends from net realized
gain on investments	—	—	—	(1.34)	—	—
Total Distributions	(.51)	(.67)	(.67)	(1.90)	(.48)	(.52)
Net asset value,
end of period	33.46	29.45	27.66	44.18	40.57	35.50
Total Return (%)	15.46[b]	9.42	(36.38)	14.05	15.79	8.20
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.49[c]	2.06	1.77	1.47	1.45	1.60
Portfolio Turnover Rate	3.66[b]	4.36	4.95	4.71	5.04	7.24
Net Assets,
end of period
($ x 1,000)	2,425,542	2,238,885	2,090,178	3,735,372	3,656,990	3,310,961

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

28

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,410,165,484	—	—	2,410,165,484
U.S. Treasury	—	1,424,798	—	1,424,798
Mutual Funds	149,029,393	—	—	149,029,393
Other Financial
Instruments††	35,820	—	—	35,820

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

30

In January 2010, FASB issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2010, The Bank of New York Mellon earned $41,364 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

The fund has an unused capital loss carryover of $49,545,241 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, $9,724,313 of the carryover expires in fiscal 2015, $39,787,647 expires in fiscal 2016 and $33,281 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $50,992,476. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 10 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, the fund was charged $2,918,371 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $502,888 and shareholder services plan fees $502,888.

34

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2010, amounted to $83,923,803 and $182,721,645, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	4/30/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	38,872,000	193,959,000	219,103,000	13,728,000.6
Dreyfus
Institutional
Cash
Advantage
Plus Fund	131,454,189	1,231,077,393	1,227,230,189	135,301,393	5.6
Total	170,326,189	1,425,036,393	1,446,333,189	149,029,393	6.2

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

At April 30, 2010, accumulated net unrealized appreciation on investments was $672,270,001, consisting of $915,476,631 gross unrealized appreciation and $243,206,630 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

36

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below. In evaluating the Management Agreement, the Board members relied on their knowledge, gained through their meetings and other interactions with Dreyfus, its affiliates, the fund, and the services provided to the fund.The Board also relied on materials regularly received throughout the year relating to the investment management and other services provided under the Management Agreement, including (a) information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the fund invests; (c) compliance reports; and (d) fund expenses.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load S&P 500 Index funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return was slightly below the median of its Performance Group and Performance Universe for the one- and two-year periods ended December 31, 2009. The Board considered the narrow range of returns of funds included in the Performance Group, and observed that the difference between the highest and lowest returns was only 43 basis points. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to the same group of funds included in the Performance Group (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s actual management fee was higher than the Expense Group and Expense Universe medians, and the fund’s

38

expense ratio was higher than the Expense Group and Expense Universe medians. Management noted that, pursuant to the fund’s Management Agreement, Dreyfus pays all of the fund’s expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent Board members and their counsel. Additionally, Dreyfus voluntarily has agreed to reduce its management fee in an amount equal to the fees and expenses of the independent Board members and their counsel.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by a mutual fund and separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. Representatives of Dreyfus noted that mutual fund shares can be sold through different types of distribution channels, including retail direct, intermediary and separate accounts, and that this fund is sold primarily through the intermediary channel in which the intermediaries are paid for their services through a Rule 12b-1 fee and/or revenue sharing payments. The Board reviewed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees and other fees paid in light of the services provided. The Board acknowledged that differences in fees paid by the Similar Accounts and the fund seemed to be consistent with the services provided, which were described in detail in materials previously provided to the Board.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

The Board then considered Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus received no profit for managing the fund during the year. The Board also considered the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

40

Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
41	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Smallcap Stock Index Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Smallcap Stock Index Fund produced a total return of 27.96%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 28.14% return for the same period.2,3

Small-cap stocks generally rallied during the reporting period, as investor sentiment was buoyed by sustained economic recovery. In addition, small-cap stocks posted higher returns, on average, than mid-and large-cap stocks.The difference in returns between the fund and its benchmark was primarily due to transaction costs and fund operating expenses that are not reflected in the benchmark’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Economic Recovery Helped Buoy the Equity Markets

When the reporting period began, the U.S. economy had returned to growth, aided in large part by a number of fiscal and monetary stimulus programs. As the recovery gained traction, improving manufacturing activity and an apparent bottoming of housing prices helped to bolster confidence among businesses, consumers and investors. In this environment, consumer and corporate spending improved, and stock and commodity prices rose sharply. However, a number of economic headwinds remained—including stubbornly high unemployment and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

foreclosure rates—and the economic rebound so far has proved to be less robust than most previous recoveries.

Indeed, faced with the subpar recovery and low inflation, the Federal Reserve Board (the“Fed”) made it clear throughout the reporting period that it would continue to employ all available tools to stimulate the economy. In each of five meetings of its Federal Open Market Committee from November 2009 through April 2010, the Fed maintained the overnight federal funds rate in an unprecedented low range between 0% and 0.25%. The Fed consistently reiterated at the conclusion of those meetings that it intended to keep interest rates low for an “extended period.”

S&P 600 Index Posted Gains in All Market Sectors

All of the market sectors represented in the S&P 600 Index posted gains for the reporting period. Relative performance was particularly strong in the consumer discretionary sector, where specialty retailers, farming equipment suppliers, office supply stores and department stores rebounded from previously beaten-down levels. Many of these companies also benefited from cost-cutting measures implemented during the recession. A number of textile, apparel and luxury goods companies also advanced due to improved consumer spending, as did casual dining chains.

Financial stocks generated especially robust returns when mending credit markets and low interest rates helped regional banks and other small-cap financial institutions rebound from their previous lows. Real estate investment trusts (REITs) benefited from the combination of a reduction in supply and a less restrictive lending environment.The most robust gains among REITs were produced by those specializing in the apartment, self storage and industrial segments. Commercial banks, thrifts and mortgage finance companies also fared well when housing markets began to stabilize.

A significant portion of the reporting period’s gains in the technology sector can be attributed to semiconductor equipment producers and software developers that cut costs by halting production early in the

4

downturn, selling off unsold inventories at reduced prices and waiting for demand to return before restocking. Electronic equipment makers also fared well, largely in anticipation of future growth.

Returns were less impressive from the telecommunications services, consumer staples and utilities areas. All three sectors traditionally are considered defensive investments, and they comprise a relatively small portion of the benchmark. Indeed, the S&P 600 Index’s greater laggards included a number of traditionally defensive companies with ample cash reserves that had held up relatively well during the recession. Investors felt more comfortable assuming greater risks as the economy recovered, and they turned away from defensive companies in favor of more speculative stocks.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index. The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.

3

Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 2.83
Ending value (after expenses)	$1,279.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

Expenses paid per $1,000†	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—98.5%	Shares	Value ($)
Consumer Discretionary—16.7%
American Public Education	36,549 [a]	1,547,850
Arbitron	57,054 [b]	1,757,834
Arctic Cat	27,687 [a]	408,383
Audiovox, Cl. A	46,242 [a]	430,513
Big 5 Sporting Goods	46,114	781,632
Biglari Holdings	2,550 [a]	997,687
BJ’s Restaurants	37,946 [a,b]	915,637
Blue Nile	28,687 [a,b]	1,548,811
Blyth	15,978	920,972
Brown Shoe	95,487	1,795,156
Brunswick	190,012	3,971,251
Buckle	52,078 [b]	1,884,182
Buffalo Wild Wings	38,432 [a,b]	1,588,779
Cabela’s	86,888 [a,b]	1,577,886
California Pizza Kitchen	57,195 [a]	1,172,497
Callaway Golf	104,522 [b]	981,462
Capella Education	29,696 [a,b]	2,691,052
Carter’s	127,018 [a]	4,092,520
Cato, Cl. A	75,236	1,786,855
CEC Entertainment	52,756 [a]	2,060,122
Children’s Place Retail Stores	62,914 [a]	2,882,719
Christopher & Banks	58,089 [b]	568,691
CKE Restaurants	133,693	1,649,772
Coinstar	71,325 [a,b]	3,163,977
Cracker Barrel Old Country Store	50,436	2,490,025
Crocs	212,087 [a,b]	2,048,760
Deckers Outdoor	30,477 [a]	4,284,457
DineEquity	30,237 [a,b]	1,243,648
Dolan Media	69,648 [a]	828,115
Drew Industries	47,973 [a]	1,230,507
E.W. Scripps, Cl. A	65,733 [a,b]	719,119
Ethan Allen Interiors	42,333 [b]	855,127
Finish Line, Cl. A	134,015	2,158,982
Fred’s, Cl. A	90,344 [b]	1,254,878
Genesco	49,270 [a]	1,640,198

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Group 1 Automotive	55,563 [a,b]	1,725,231
Gymboree	69,017 [a]	3,390,805
Haverty Furniture	47,647 [b]	776,646
Helen of Troy	70,905 [a]	1,915,144
Hibbett Sports	61,292 [a,b]	1,685,530
Hillenbrand	125,601	3,087,273
Hot Topic	100,703	769,371
HSN	90,364 [a,b]	2,722,667
Iconix Brand Group	148,034 [a]	2,555,067
Interval Leisure Group	81,559 [a]	1,206,258
Jack in the Box	127,350 [a,b]	2,995,272
JAKKS Pacific	61,081 [a,b]	933,928
Jo-Ann Stores	66,584 [a,b]	2,937,686
JOS. A. Bank Clothiers	42,007 [a]	2,556,546
K-Swiss, Cl. A	38,118 [a,b]	474,188
Kid Brands	33,442 [a]	333,417
La-Z-Boy	124,824 [a,b]	1,627,705
Landry’s Restaurants	11,895 [a,b]	274,656
Lithia Motors, Cl. A	49,979 [a,b]	398,832
Live Nation	303,114 [a]	4,755,859
Liz Claiborne	205,603 [a,b]	1,796,970
Lumber Liquidators Holdings	25,435 [a,b]	774,750
M/I Homes	57,928 [a]	903,677
Maidenform Brands	44,152 [a]	1,007,549
Marcus	43,059	553,308
MarineMax	20,031 [a]	223,346
Men’s Wearhouse	115,444 [b]	2,727,942
Meritage Homes	76,574 [a]	1,820,930
Midas	23,051 [a]	265,317
Monarch Casino & Resort	17,578 [a]	204,256
Monro Muffler Brake	43,213 [b]	1,549,618
Movado Group	10,392 [a]	128,965
Multimedia Games	70,008 [a,b]	319,937
National Presto Industries	9,446	1,057,669
Nautilus	49,889 [a]	170,620
NutriSystem	64,152 [b]	1,240,058

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
O’Charleys	49,617 [a]	473,842
OfficeMax	165,423 [a]	3,143,037
Oxford Industries	35,584	768,259
P.F. Chang’s China Bistro	54,467 [a,b]	2,376,940
Papa John’s International	54,621 [a]	1,496,615
Peet’s Coffee & Tea	22,029 [a,b]	872,789
PEP Boys-Manny Moe & Jack	102,221 [b]	1,280,829
Perry Ellis International	24,744 [a]	597,073
PetMed Express	52,768 [b]	1,168,284
Pinnacle Entertainment	104,544 [a]	1,414,480
Polaris Industries	73,880	4,371,480
Pool	102,123 [b]	2,505,077
Pre-Paid Legal Services	16,876 [a,b]	750,476
Quiksilver	262,642 [a]	1,399,882
RC2	62,487 [a]	1,147,886
Red Robin Gourmet Burgers	36,358 [a]	887,499
Ruby Tuesday	143,587 [a]	1,606,739
Ruth’s Hospitality Group	41,212 [a,b]	223,781
Shuffle Master	128,271 [a]	1,231,402
Skechers USA, Cl. A	74,096 [a]	2,841,582
Sonic	127,736 [a,b]	1,495,789
Sonic Automotive, Cl. A	93,072 [a,b]	994,009
Spartan Motors	80,057	493,952
Stage Stores	92,094	1,404,434
Standard Motor Products	58,876	627,618
Standard-Pacific	276,504 [a,b]	1,772,391
Stein Mart	59,288 [a]	562,050
Sturm Ruger & Co.	66,825 [b]	1,115,309
Superior Industries International	59,393 [b]	1,001,366
Texas Roadhouse	126,744 [a,b]	1,873,276
Tractor Supply	76,596 [b]	5,144,953
True Religion Apparel	56,455 [a,b]	1,764,219
Tuesday Morning	87,589 [a]	494,878
UniFirst	35,481	1,733,956
Universal Electronics	30,673 [a]	650,881
Universal Technical Institute	54,556 [a,b]	1,307,162

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Volcom	35,549 [a,b]	847,488
Winnebago Industries	52,708 [a,b]	876,534
Wolverine World Wide	111,403	3,410,046
Zale	33,242 [a,b]	108,369
Zumiez	37,806 [a,b]	701,679
		170,735,360
Consumer Staples—3.2%
Alliance One International	207,615 [a,b]	1,056,760
Andersons	45,068	1,628,758
Boston Beer, Cl. A	24,614 [a]	1,403,244
Cal-Maine Foods	18,559 [b]	619,499
Calavo Growers	25,423 [b]	440,835
Casey’s General Stores	117,281	4,530,565
Central Garden & Pet, Cl. A	164,897 [a]	1,703,386
Darling International	189,725 [a]	1,800,490
Diamond Foods	52,153 [b]	2,227,455
Great Atlantic & Pacific Tea	54,737 [a,b]	440,633
Hain Celestial Group	83,093 [a]	1,643,580
J & J Snack Foods	32,700	1,523,493
Lance	65,731	1,523,645
Mannatech	14,606 [b]	56,379
Nash Finch	28,940	1,013,479
Sanderson Farms	46,688 [b]	2,645,809
Spartan Stores	55,528	837,918
TreeHouse Foods	76,639 [a,b]	3,241,063
United Natural Foods	94,580 [a,b]	2,902,660
WD-40	35,334	1,244,817
		32,484,468
Energy—5.0%
Basic Energy Services	45,047 [a,b]	459,930
Bristow Group	79,427 [a]	3,074,619
CARBO Ceramics	37,578 [b]	2,752,588
Dril-Quip	61,573 [a]	3,566,924
Gulf Island Fabrication	30,108	721,689
Holly	88,486 [b]	2,389,122
Hornbeck Offshore Services	55,801 [a]	1,365,450

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
ION Geophysical	280,682 [a]	1,686,899
Lufkin Industries	31,999 [b]	2,724,075
Matrix Service	61,606 [a]	654,872
Oil States International	112,543 [a]	5,436,952
Penn Virginia	102,511 [b]	2,615,056
Petroleum Development	44,962 [a]	1,052,560
PetroQuest Energy	143,040 [a,b]	845,366
Pioneer Drilling	134,587 [a]	987,869
SEACOR Holdings	45,199 [a]	3,804,400
Seahawk Drilling	26,370 [a]	439,324
St. Mary Land & Exploration	134,930	5,429,583
Stone Energy	111,637 [a,b]	1,819,683
Superior Well Services	23,817 [a,b]	345,347
Swift Energy	79,276 [a,b]	2,868,206
Tetra Technologies	178,781 [a]	2,197,218
World Fuel Services	136,508 [b]	3,880,922
		51,118,654
Financial—18.3%
Acadia Realty Trust	82,957 [b,c]	1,582,820
American Physicians Capital	21,881	731,701
Amerisafe	38,602 [a]	660,094
Bank Mutual	67,216	478,578
Bank of the Ozarks	26,441 [b]	1,017,185
BioMed Realty Trust	237,779 [c]	4,401,289
Boston Private Financial Holdings	178,061	1,412,024
Brookline Bancorp	152,705	1,678,228
Cash America International	69,765 [b]	2,585,491
Cedar Shopping Centers	97,590 [c]	776,816
City Holding	34,277 [b]	1,201,066
Colonial Properties Trust	134,249 [c]	2,117,107
Columbia Banking System	75,503	1,697,307
Community Bank System	86,657 [b]	2,137,828
Delphi Financial Group, Cl. A	109,155	3,001,762
DiamondRock Hospitality	265,904 [a,b]	2,922,285
Dime Community Bancshares	55,897	712,687
East West Bancorp	221,751	4,344,102

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
EastGroup Properties	54,992 [b,c]	2,248,073
eHealth	55,881 [a,b]	766,129
Employers Holdings	92,284	1,520,840
Entertainment Properties Trust	90,910 [b,c]	3,974,585
Extra Space Storage	175,997 [b,c]	2,643,475
EZCORP, Cl. A	108,865 [a]	2,254,594
First BanCorp/Puerto Rico	164,517 [b]	348,776
First Cash Financial Services	58,374 [a]	1,287,730
First Commonwealth Financial	118,098 [b]	773,542
First Financial Bancorp	100,269	1,916,141
First Financial Bankshares	44,721 [b]	2,391,679
First Midwest Bancorp	148,078 [b]	2,250,786
Forestar Group	85,687 [a]	1,931,385
Franklin Street Properties	135,853 [b]	2,002,473
Glacier Bancorp	147,078 [b]	2,719,472
Hancock Holding	59,651	2,438,533
Hanmi Financial	117,132 [a,b]	349,053
Healthcare Realty Trust	143,069 [b,c]	3,453,686
Home Bancshares	41,278	1,160,737
Home Properties	74,815 [b,c]	3,717,557
Independent Bank/MA	47,127 [b]	1,222,474
Infinity Property & Casualty	27,991	1,291,225
Inland Real Estate	149,697 [b,c]	1,410,146
Investment Technology Group	101,772 [a]	1,767,780
Kilroy Realty	115,304 [b,c]	4,042,558
Kite Realty Group Trust	76,742 [c]	415,942
LaBranche & Co.	89,321 [a,b]	441,246
LaSalle Hotel Properties	160,810 [c]	4,237,343
Lexington Realty Trust	246,285 [b,c]	1,743,698
LTC Properties	51,336 [c]	1,432,274
Medical Properties Trust	242,028 [c]	2,432,381
Mid-America Apartment Communities	65,410	3,615,211
Nara Bancorp	65,169 [a]	586,521
National Financial Partners	101,139 [a]	1,556,529
National Penn Bancshares	269,582 [b]	1,973,340
National Retail Properties	190,671 [b,c]	4,486,489

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Navigators Group	27,164 [a]	1,090,091
NBT Bankcorp	74,121 [b]	1,813,741
Old National Bancorp	183,314 [b]	2,458,241
optionsXpress Holdings	111,095 [a]	1,971,936
Parkway Properties	49,361 [c]	972,412
Pennsylvania Real Estate Investment Trust	96,412 [b,c]	1,522,345
Pinnacle Financial Partners	69,705 [a,b]	1,065,092
Piper Jaffray	34,511 [a]	1,358,353
Portfolio Recovery Associates	32,756 [a,b]	2,177,291
Post Properties	104,613 [c]	2,694,831
Presidential Life	45,610	537,286
PrivateBancorp	119,707	1,714,204
ProAssurance	70,359 [a]	4,288,381
PS Business Parks	44,949 [c]	2,696,940
Rewards Network	23,191 [b]	301,947
RLI	37,037 [b]	2,148,146
S&T Bancorp	49,864 [b]	1,199,229
Safety Insurance Group	30,866	1,150,993
Selective Insurance Group	113,175	1,891,154
Signature Bank	95,658 [a]	3,862,670
Simmons First National, Cl. A	35,400	994,032
South Financial Group	337,454 [b]	259,840
Sovran Self Storage	60,056 [b,c]	2,215,466
Sterling Bancorp	55,352	592,820
Sterling Bancshares	207,777	1,221,729
Stewart Information Services	44,511 [b]	506,535
Stifel Financial	64,051 [a,b]	3,672,044
Susquehanna Bancshares	264,836 [b]	2,886,712
SWS Group	80,758 [b]	893,991
Tanger Factory Outlet Centers	92,062 [b,c]	3,829,779
Tompkins Financial	23,327 [b]	947,543
Tower Group	100,037	2,306,853
TradeStation Group	71,448 [a]	597,305
Trustco Bank	212,455 [b]	1,412,826
UMB Financial	66,885	2,817,196
Umpqua Holdings	245,872	3,673,328

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
United Bankshares	83,566 [b]	2,426,757
United Community Banks	239,348 [a,b]	1,397,792
United Fire & Casualty	44,689	1,022,037
Urstadt Biddle Properties, Cl. A	49,188	829,310
Whitney Holding	192,268	2,634,072
Wilshire Bancorp	42,002 [b]	456,142
Wintrust Financial	73,209	2,730,696
World Acceptance	41,304 [a,b]	1,457,205
Zenith National Insurance	73,950 [b]	2,796,789
		187,756,855
Health Care—12.4%
Abaxis	47,950 [a]	1,242,384
Air Methods	24,742 [a,b]	818,465
Align Technology	149,769 [a,b]	2,543,078
Almost Family	14,145 [a]	599,182
Amedisys	66,134 [a,b]	3,807,996
American Medical Systems Holdings	180,618 [a,b]	3,236,675
AMERIGROUP	118,529 [a,b]	4,295,491
AMN Healthcare Services	85,246 [a,b]	779,148
AmSurg	79,422 [a]	1,645,624
Analogic	24,227	1,158,535
ArQule	77,430 [a]	493,229
Bio-Reference Laboratories	49,050 [a]	1,147,770
Cambrex	68,855 [a]	302,273
Cantel Medical	29,019	579,219
Catalyst Health Solutions	80,333 [a]	3,398,889
Centene	109,790 [a]	2,514,191
Chemed	48,259	2,654,728
Computer Programs & Systems	13,245 [b]	596,820
CONMED	50,302 [a]	1,118,716
Cooper	102,486	3,985,681
CorVel	18,192 [a]	605,794
Cross Country Healthcare	71,128 [a]	712,703
CryoLife	69,424 [a]	424,181
Cubist Pharmaceuticals	143,239 [a]	3,211,418
Cyberonics	54,155 [a]	1,057,647

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Dionex	40,051 [a,b]	3,266,960
Eclipsys	129,667 [a]	2,681,514
Emergent Biosolutions	37,706 [a]	613,854
Enzo Biochem	60,725 [a,b]	362,528
eResearch Technology	101,512 [a]	748,143
Genoptix	31,991 [a,b]	1,237,732
Gentiva Health Services	61,294 [a]	1,757,912
Greatbatch	55,354 [a,b]	1,236,608
Haemonetics	60,084 [a]	3,476,460
Hanger Orthopedic Group	68,637 [a]	1,279,394
HealthSpring	117,814 [a]	2,073,526
Healthways	71,290 [a]	1,161,314
HMS Holdings	53,081 [a]	2,839,834
ICU Medical	26,663 [a,b]	949,469
Integra LifeSciences Holdings	50,041 [a]	2,273,363
Invacare	84,304 [b]	2,228,155
Inventiv Health	73,357 [a]	1,689,412
IPC The Hospitalist	22,450 [a]	696,848
Kendle International	44,150 [a]	730,682
Kensey Nash	34,499 [a,b]	781,402
Landauer	18,173 [b]	1,238,490
LCA-Vision	30,215 [a,b]	254,712
LHC Group	31,052 [a,b]	1,058,873
Magellan Health Services	82,843 [a]	3,496,803
Martek Biosciences	73,883 [a,b]	1,627,642
MedCath	30,716 [a]	305,317
Meridian Bioscience	84,016 [b]	1,679,480
Merit Medical Systems	58,194 [a]	940,997
Molina Healthcare	41,796 [a,b]	1,219,189
MWI Veterinary Supply	27,486 [a]	1,153,038
Natus Medical	57,593 [a]	981,385
Neogen	43,475 [a]	1,142,958
Odyssey HealthCare	76,826 [a]	1,600,286
Omnicell	64,706 [a]	863,825
Osteotech	27,000 [a,b]	114,750
Palomar Medical Technologies	27,654 [a,b]	347,334

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Par Pharmaceutical Cos.	88,361 [a]	2,398,118
PAREXEL International	127,030 [a]	2,995,367
PharMerica	66,800 [a,b]	1,289,240
Phase Forward	90,518 [a]	1,521,608
PSS World Medical	131,606 [a,b]	3,083,529
Quality Systems	37,539 [b]	2,402,871
Regeneron Pharmaceuticals	134,033 [a]	3,421,862
RehabCare Group	55,901 [a]	1,594,297
Res-Care	59,774 [a]	695,769
Salix Pharmaceuticals	123,120 [a,b]	4,949,424
Savient Pharmaceuticals	131,255 [a,b]	1,903,198
SurModics	31,651 [a,b]	588,709
Symmetry Medical	80,817 [a]	934,245
Theragenics	88,265 [a]	135,928
ViroPharma	159,016 [a]	2,022,684
West Pharmaceutical Services	70,198 [b]	2,937,786
Zoll Medical	43,329 [a]	1,323,701
		127,238,362
Industrial—16.8%
A.O. Smith	51,111	2,638,861
AAON	28,315 [b]	683,524
AAR	85,655 [a,b]	2,088,269
ABM Industries	112,171 [b]	2,410,555
Actuant, Cl. A	147,451	3,381,051
Acuity Brands	95,418 [b]	4,313,848
Administaff	48,305	1,069,473
Aerovironment	20,051 [a,b]	524,935
Albany International, Cl. A	58,494	1,489,842
Allegiant Travel	38,724 [a,b]	1,991,575
American Science & Engineering	21,559	1,620,159
Apogee Enterprises	69,750	958,365
Applied Industrial Technologies	81,670	2,513,803
Applied Signal Technology	27,208	508,518
Arkansas Best	48,874 [b]	1,488,702
Astec Industries	34,399 [a,b]	1,139,295
ATC Technology	54,095 [a]	1,105,702

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
AZZ	28,938	1,175,462
Badger Meter	32,564 [b]	1,346,847
Baldor Electric	101,592 [b]	3,902,149
Barnes Group	97,502 [b]	2,028,042
Belden	106,705	2,930,119
Bowne & Co.	84,266	942,094
Brady, Cl. A	113,841	3,911,577
Briggs & Stratton	125,421 [b]	2,977,495
Cascade	18,192	634,173
CDI	8,124	141,601
Ceradyne	52,297 [a]	1,160,993
CIRCOR International	36,637	1,262,511
CLARCOR	104,778	3,962,704
Comfort Systems USA	85,717	1,206,895
Consolidated Graphics	28,324 [a]	1,187,059
Cubic	40,474	1,510,085
Curtiss-Wright	95,782	3,416,544
Dycom Industries	103,162 [a]	1,095,580
EMCOR Group	157,553 [a]	4,499,714
Encore Wire	41,508	921,893
EnPro Industries	49,140 [a,b]	1,551,841
ESCO Technologies	53,213 [b]	1,641,621
Esterline Technologies	62,631 [a]	3,493,557
Exponent	29,920 [a]	891,915
Forward Air	61,491 [b]	1,722,978
G & K Services, Cl. A	42,098	1,157,274
Gardner Denver	109,737	5,518,674
GenCorp	171,640 [a,b]	1,067,601
Geo Group	125,745 [a,b]	2,663,279
Gibraltar Industries	64,310 [a]	965,936
Griffon	101,159 [a]	1,426,342
Healthcare Services Group	86,277 [b]	1,854,093
Heartland Express	102,771 [b]	1,699,832
Heidrick & Struggles International	31,594 [b]	834,398
Hub Group, Cl. A	81,702 [a]	2,615,281
II-VI	52,514 [a]	1,883,152

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Insituform Technologies, Cl. A	84,057 [a]	2,014,846
Interface, Cl. A	118,961	1,556,010
John Bean Technologies	47,458	871,803
Kaman	54,206	1,485,786
Kaydon	69,179 [b]	2,879,922
Kelly Services, Cl. A	38,354 [a]	616,732
Knight Transportation	128,292 [b]	2,731,337
Lawson Products	9,558	155,317
Lindsay	30,732 [b]	1,168,738
Lydall	26,950 [a]	217,217
Magnetek	37,153 [a]	73,191
Mobile Mini	75,843 [a]	1,260,511
Moog, Cl. A	93,071 [a]	3,459,449
Mueller Industries	81,462	2,415,348
NCI Building Systems	39,515 [a,b]	544,517
Old Dominion Freight Line	54,117 [a]	1,941,718
On Assignment	81,072 [a]	569,936
Orbital Sciences	144,677 [a]	2,659,163
Powell Industries	18,807 [a]	631,539
Quanex Building Products	80,815	1,535,485
Robbins & Myers	75,696 [b]	1,961,283
School Specialty	37,846 [a,b]	887,867
SFN Group	116,817 [a]	998,785
Simpson Manufacturing	77,762	2,643,130
SkyWest	130,007	1,947,505
Standard Register	31,354 [b]	161,473
Standex International	29,773	710,682
Stanley	30,960 [a]	979,265
Sykes Enterprises	87,826 [a]	1,996,285
Teledyne Technologies	75,175 [a]	3,277,630
Tetra Tech	148,100 [a]	3,606,235
Toro	79,205 [b]	4,509,933
Tredegar	63,157	1,077,458
Triumph Group	37,396 [b]	2,900,434
TrueBlue	90,428 [a]	1,427,858
United Stationers	52,892 [a]	3,238,048

18

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Universal Forest Products	44,659	1,877,911
Viad	30,219	707,125
Vicor	37,801 [a,b]	571,551
Volt Information Sciences	19,732 [a]	247,439
Watsco	64,992 [b]	3,848,826
Watts Water Technologies, Cl. A	74,789 [b]	2,653,514
		172,146,590
Information Technology—17.7%
Actel	62,893 [a]	976,099
Adaptec	310,382 [a]	959,080
Advanced Energy Industries	81,402 [a]	1,198,237
Agilysys	61,584	668,186
Anixter International	69,857 [a]	3,660,507
Arris Group	305,116 [a]	3,749,876
ATMI	72,936 [a]	1,322,330
Avid Technology	53,685 [a,b]	783,801
Bel Fuse, Cl. B	27,512 [b]	644,331
Benchmark Electronics	143,111 [a]	3,096,922
Black Box	34,697	1,082,199
Blackbaud	92,604	2,134,522
Blue Coat Systems	86,238 [a,b]	2,805,322
Brightpoint	143,097 [a]	1,157,655
Brooks Automation	137,880 [a]	1,340,194
Cabot Microelectronics	53,391 [a,b]	2,048,079
CACI International, Cl. A	70,612 [a]	3,349,127
Checkpoint Systems	88,392 [a]	1,996,775
CIBER	172,726 [a]	685,722
Cognex	69,525	1,453,768
Cohu	46,209	746,275
Commvault Systems	84,802 [a]	1,776,602
Compellent Technologies	37,673 [a,b]	473,550
comScore	38,263 [a]	694,473
Comtech Telecommunications	63,278 [a,b]	1,976,805
Concur Technologies	87,432 [a,b]	3,664,275
CSG Systems International	88,288 [a]	2,005,903
CTS	76,747	805,843

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
CyberSource	147,158 [a]	3,779,017
Cymer	66,143 [a]	2,258,783
Cypress Semiconductor	383,671 [a]	4,945,519
Daktronics	86,058 [b]	721,166
DealerTrack Holdings	83,184 [a]	1,268,556
Digi International	54,924 [a]	588,236
Diodes	72,291 [a]	1,552,088
DSP Group	67,591 [a]	552,218
DTS	30,502 [a,b]	1,013,886
Ebix	62,002 [a,b]	1,008,773
Electro Scientific Industries	58,052 [a]	799,376
EMS Technologies	33,613 [a]	534,111
Epicor Software	118,371 [a]	1,086,646
EPIQ Systems	74,058 [a,b]	892,399
Exar	70,438 [a]	520,537
FARO Technologies	31,222 [a]	787,107
FEI	81,640 [a]	1,836,900
Forrester Research	32,692 [a]	1,049,740
Gerber Scientific	47,929 [a]	345,089
Harmonic	204,343 [a]	1,397,706
Heartland Payment Systems	73,954	1,359,275
Hittite Microwave	40,018 [a]	2,052,123
Hutchinson Technology	58,472 [a]	356,094
Infospace	75,945 [a]	795,144
Insight Enterprises	119,847 [a]	1,801,300
Integral Systems	27,042 [a]	235,806
Interactive Intelligence	27,739 [a]	548,400
Intermec	103,753 [a,b]	1,190,047
Intevac	43,299 [a]	602,722
j2 Global Communications	111,020 [a,b]	2,673,362
JDA Software Group	78,585 [a]	2,271,106
Keithley Instruments	27,984	238,144
Knot	52,488 [a]	425,678
Kopin	156,935 [a]	660,696
Kulicke & Soffa Industries	167,685 [a]	1,375,017
Littelfuse	40,388 [a]	1,705,585

20

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
LoJack	51,541 [a]	215,441
Manhattan Associates	52,697 [a]	1,510,296
MAXIMUS	36,057	2,232,289
Mercury Computer Systems	49,370 [a]	634,898
Methode Electronics	104,235	1,157,008
Micrel	102,075 [b]	1,191,215
Microsemi	184,716 [a]	3,058,897
MicroStrategy, Cl. A	20,155 [a]	1,543,873
MKS Instruments	109,442 [a]	2,482,145
MTS Systems	35,026	1,046,227
NCI, Cl. A	14,934 [a]	424,275
NETGEAR	85,254 [a]	2,306,973
NetScout Systems	73,950 [a]	1,073,754
Network Equipment Technologies	50,382 [a,b]	258,460
Newport	85,086 [a]	1,006,567
Novatel Wireless	99,585 [a,b]	682,157
Park Electrochemical	44,808	1,353,650
PC-Tel	37,611 [a]	244,848
Perficient	65,150 [a]	812,420
Pericom Semiconductor	59,007 [a]	689,202
Phoenix Technologies	43,930 [a,b]	131,351
Plexus	88,414 [a,b]	3,275,739
Progress Software	95,735 [a]	3,087,454
Radiant Systems	77,924 [a]	1,096,391
Radisys	59,131 [a,b]	578,892
Rogers	32,475 [a,b]	1,086,938
Rudolph Technologies	75,536 [a]	719,858
ScanSource	55,384 [a,b]	1,542,998
Sigma Designs	80,406 [a,b]	953,615
Skyworks Solutions	383,197 [a,b]	6,453,037
Smith Micro Software	65,174 [a]	618,501
Sonic Solutions	63,550 [a,b]	797,553
Stamps.com	28,963 [a]	307,008
Standard Microsystems	51,099 [a]	1,312,222
StarTek	14,899 [a]	101,015
Stratasys	37,974 [a,b]	905,300

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Supertex	15,470 [a,b]	417,845
Symmetricom	108,096 [a]	716,676
Synaptics	79,338 [a,b]	2,429,330
SYNNEX	45,823 [a,b]	1,256,467
Take-Two Interactive Software	172,994 [a,b]	1,880,445
Taleo, Cl. A	82,308 [a]	2,138,362
Technitrol	126,967 [b]	685,622
Tekelec	142,665 [a]	2,586,516
TeleTech Holdings	87,367 [a]	1,445,924
Tessera Technologies	110,178 [a]	2,234,410
THQ	173,685 [a]	1,320,006
Tollgrade Communications	43,010 [a]	273,544
Triquint Semiconductor	379,351 [a]	2,860,307
TTM Technologies	94,424 [a,b]	1,025,445
Tyler Technologies	52,702 [a,b]	898,042
Ultratech	35,794 [a]	525,814
United Online	222,882	1,776,370
Varian Semiconductor Equipment Associates	165,994 [a]	5,467,842
Veeco Instruments	89,058 [a,b]	3,917,661
ViaSat	73,729 [a,b]	2,613,693
Websense	104,613 [a,b]	2,382,038
Wright Express	90,042 [a]	3,058,727
		181,288,363
Materials—4.3%
A.M. Castle & Co.	27,581 [a]	378,411
AMCOL International	53,202 [b]	1,529,025
American Vanguard	26,884 [b]	217,760
Arch Chemicals	54,327	1,847,661
Balchem	57,370	1,488,178
Brush Engineered Materials	38,969 [a]	1,158,548
Buckeye Technologies	94,522 [a]	1,334,651
Calgon Carbon	130,574 [a,b]	2,023,897
Century Aluminum	123,180 [a]	1,660,466

22

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Clearwater Paper	26,509 [a,b]	1,688,093
Deltic Timber	16,636	875,386
Eagle Materials	87,626	2,792,641
H.B. Fuller	103,585	2,429,068
Headwaters	85,178 [a]	511,068
Myers Industries	60,413	656,085
Neenah Paper	39,450	690,375
Olympic Steel	27,727	881,164
OM Group	69,501 [a]	2,623,663
Penford	13,720 [a]	126,910
PolyOne	236,109 [a]	2,670,393
Quaker Chemical	23,770	748,042
Rock-Tenn, Cl. A	88,498	4,566,497
RTI International Metals	54,656 [a]	1,478,445
Schulman (A.)	78,775	2,048,938
Schweitzer-Mauduit International	38,937	2,216,294
Stepan	20,439	1,548,254
Texas Industries	51,788 [b]	1,959,658
Wausau Paper	121,258 [a]	1,073,133
Zep	44,916	828,251
		44,050,955
Telecommunication Services—.5%
Cbeyond	44,857 [a,b]	689,901
General Communication, Cl. A	89,181 [a]	548,463
Iowa Telecommunications Services	51,208 [b]	862,343
Neutral Tandem	76,688 [a,b]	1,299,862
NTELOS Holdings	60,809	1,193,681
USA Mobility	61,809 [a]	861,617
		5,455,867
Utilities—3.6%
Allete	56,228 [b]	2,050,635
American States Water	48,703	1,817,596
Avista	136,922	2,961,623

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Central Vermont Public Service	20,581	448,872
CH Energy Group	40,454	1,675,605
El Paso Electric	99,518 [a]	2,114,757
Laclede Group	45,328	1,544,778
New Jersey Resources	84,917	3,203,918
Northwest Natural Gas	63,676 [b]	3,017,606
NorthWestern	78,180	2,362,600
Piedmont Natural Gas	154,175 [b]	4,239,812
South Jersey Industries	58,151	2,623,192
Southwest Gas	109,458	3,404,144
UIL Holdings	68,905	2,000,312
UniSource Energy	87,771	2,924,530
		36,389,980
Total Common Stocks
(cost $917,341,583)		1,008,665,454
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 6/10/10
(cost $894,854)	895,000 [d]	894,873

Other Investment—1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,944,000)	19,944,000 [e]	19,944,000

24

Investment of Cash Collateral
for Securities Loaned—22.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $227,118,866)	227,118,866 [e]	227,118,866

Total Investments (cost $1,165,299,303)	122.7%	1,256,623,193
Liabilities, Less Cash and Receivables	(22.7%)	(232,827,688)
Net Assets	100.0%	1,023,795,505

a	Non-income producing security.
b

Security, or portion thereof, on loan.At April 30, 2010, the total market value of the fund’s securities on loan is $214,842,080 and the total market value of the collateral held by the fund is $227,118,866.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Short-Term/Money Market Investments	24.2	Energy	5.0
Financial	18.3	Materials	4.3
Information Technology	17.7	Utilities	3.6
Industrial	16.8	Consumer Staples	3.2
Consumer Discretionary	16.7	Telecommunication Services	.5
Health Care	12.4		122.7

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

April 30, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
Russell 2000 Mini	205	14,667,750	June 2010	(183,655)

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $214,842,080)—Note 1(b):
Unaffiliated issuers	918,236,437	1,009,560,327
Affiliated issuers	247,062,866	247,062,866
Cash		1,081,923
Receivable for investment securities sold		5,910,738
Receivable for shares of Common Stock subscribed		1,704,660
Dividends and interest receivable		672,717
		1,265,993,231
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		415,088
Liability for securities on loan—Note 1(b)		227,118,866
Payable for investment securities purchased		12,889,673
Payable for shares of Common Stock redeemed		1,324,899
Payable for futures variation margin—Note 4		449,200
		242,197,726
Net Assets ($)		1,023,795,505
Composition of Net Assets ($):
Paid-in capital		952,019,599
Accumulated undistributed investment income—net		1,438,202
Accumulated net realized gain (loss) on investments		(20,802,531)
Accumulated net unrealized appreciation (depreciation) on
investments [including ($183,655) net unrealized
(depreciation) on financial futures]		91,140,235
Net Assets ($)		1,023,795,505
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		53,609,084
Net Asset Value, offering and redemption price per share ($)		19.10

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,021,770
Affiliated issuers	5,179
Income from securities lending—Note 1(b)	398,465
Interest	234
Total Income	5,425,648
Expenses:
Management fee—Note 3(a)	1,114,142
Shareholder servicing costs—Note 3(b)	1,114,142
Directors’ fees—Note 3(a)	32,315
Loan commitment fees—Note 2	9,882
Interest expense—Note 2	130
Total Expenses	2,270,611
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(32,315)
Net Expenses	2,238,296
Investment Income—Net	3,187,352
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(93,470)
Net realized gain (loss) on financial futures	1,678,671
Net Realized Gain (Loss)	1,585,201
Net unrealized appreciation (depreciation) on investments	215,224,276
Net unrealized appreication (depreciation) on financial futures	524,760
Net Unrealized Appreication (Depreciation)	215,749,036
Net Realized and Unrealized Gain (Loss) on Investments	217,334,237
Net Increase in Net Assets Resulting from Operations	220,521,589

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	3,187,352	7,575,106
Net realized gain (loss) on investments	1,585,201	(8,411,902)
Net unrealized appreciation
(depreciation) on investments	215,749,036	44,063,643
Net Increase (Decrease) in Net Assets
Resulting from Operations	220,521,589	43,226,847
Dividends to Shareholders from ($):
Investment income—net	(6,764,974)	(10,985,105)
Net realized gain on investments	—	(49,270,636)
Total Dividends	(6,764,974)	(60,255,741)
Capital Stock Transactions ($):
Net proceeds from shares sold	149,043,791	326,095,099
Dividends reinvested	6,274,003	57,513,861
Cost of shares redeemed	(149,462,871)	(297,041,023)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,854,923	86,567,937
Total Increase (Decrease) in Net Assets	219,611,538	69,539,043
Net Assets ($):
Beginning of Period	804,183,967	734,644,924
End of Period	1,023,795,505	804,183,967
Undistributed investment income—net	1,438,202	5,015,824
Capital Share Transactions (Shares):
Shares sold	8,624,283	24,497,782
Shares issued for dividends reinvested	372,345	4,593,801
Shares redeemed	(8,853,599)	(22,393,768)
Net Increase (Decrease) in Shares Outstanding	143,029	6,697,815

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	15.04	15.71	25.45	23.93	21.06	18.91
Investment Operations:
Investment income—net[a]	.06	.15	.22	.15	.12	.11
Net realized and unrealized
gain (loss) on investments	4.13	.45	(7.85)	2.45	3.11	2.68
Total from Investment Operations	4.19	.60	(7.63)	2.60	3.23	2.79
Distributions:
Dividends from
investment income—net	(.13)	(.23)	(.15)	(.12)	(.11)	(.10)
Dividends from net realized
gain on investments	—	(1.04)	(1.96)	(.96)	(.25)	(.54)
Total Distributions	(.13)	(1.27)	(2.11)	(1.08)	(.36)	(.64)
Net asset value, end of period	19.10	15.04	15.71	25.45	23.93	21.06
Total Return (%)	27.96[b]	5.43	(32.21)	11.15	15.53	14.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.72[c]	1.11	1.09	.60	.52	.55
Portfolio Turnover Rate	8.29[b]	25.48	31.84	25.08	25.05	13.64
Net Assets, end of period
($ x 1,000)	1,023,796	804,184	734,645	998,016	888,354	724,909

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as:fundamental analytical data,the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

32

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,008,316,678	—	— 1,008,316,678
Equity Securities—
Foreign†	348,776	—	—	348,776
U.S. Treasury	—	894,873	—	894,873
Mutual Funds	247,062,866	—	—	247,062,866
Liabilities ($)
Other Financial
Instruments††	(183,655)	—	—	(183,655)

†	See Statement of Investments for industry classification.

††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and

34

Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2010, The Bank of New York Mellon earned $132,822 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,572,587 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $10,989,421 and long-term capital gains $49,266,320.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2010, was approximately $18,800 with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed

36

to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 10 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum.The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other indus-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

try professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, the fund was charged $1,114,142 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $207,544 and shareholder services plan fees $207,544.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2010, amounted to $72,851,364 and $74,699,085, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value		Value	Net
Company	10/31/2009 ($) Purchases ($)	Sales ($)	4/30/2010 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,316,000 73,403,000	60,775,000	19,944,000	1.9
Dreyfus
Institutional
Cash
Advantage
Plus
Fund	151,450,309 314,219,226	238,550,669	227,118,866	22.2
Total	158,766,309 387,622,226	299,325,669	247,062,866	24.1

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related con-

38

tingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting.Accordingly,even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

At April 30, 2010, accumulated net unrealized appreciation on investments was $91,323,890, consisting of $190,576,170 gross unrealized appreciation and $99,252,280 gross unrealized depreciation.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

40

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load pure index small-cap core funds and one small-cap growth fund that are benchmarked against the S&P SmallCap 600 Index (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional small-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return was at or above the Performance Group and Performance Universe medians for all periods, except the one-year period ended December 31, 2009 when it was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group median and at the Expense Universe median. Management noted that, pursuant to the Management Agreement, Dreyfus pays all of the fund’s expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent Board members and their counsel.Additionally, Dreyfus has agreed to reduce its management fee in an amount equal to the fees and expenses of the independent Board members and their counsel.

42

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreas-

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the Management Agreement was in the best interests of the fund and its shareholders.

44

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)